Schedule of Investments (unaudited)
May 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
4.65%, 10/01/28	$290	$290,198
4.75%, 03/30/30	1,000	1,003,580
		1,293,778
Aerospace & Defense — 0.3%
Hexcel Corp., 4.20%, 02/15/27	1,030	1,017,945
Northrop Grumman Corp.
3.20%, 02/01/27	10	9,810
3.25%, 01/15/28	40	38,890
4.60%, 02/01/29(a)	460	463,129
4.65%, 07/15/30	350	351,082
RTX Corp.
2.65%, 11/01/26	55	53,680
3.13%, 05/04/27	32	31,257
3.50%, 03/15/27	60	59,052
4.13%, 11/16/28	390	386,020
5.75%, 11/08/26	286	290,948
5.75%, 01/15/29	310	323,238
7.20%, 08/15/27	14	14,792
7.50%, 09/15/29	78	86,510
		3,126,353
Agriculture — 0.9%
Archer-Daniels-Midland Co., 3.25%, 03/27/30	1,015	960,025
Bunge Ltd. Finance Corp.
3.25%, 08/15/26(a)	5,618	5,532,493
3.75%, 09/25/27	305	300,176
4.20%, 09/17/29	1,940	1,914,773
		8,707,467
Airlines — 0.1%
American Airlines Pass-Through Trust, Series 2016-2, Class AA, 3.20%, 12/15/29(a)	3	2,972
Delta Air Lines Inc.
3.75%, 10/28/29(a)	1,060	998,538
4.38%, 04/19/28	186	183,891
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	214	200,572
		1,385,973
Apparel — 0.1%
Tapestry Inc., 5.10%, 03/11/30	1,000	1,000,494
Auto Manufacturers — 2.4%
American Honda Finance Corp.
2.00%, 03/24/28	214	199,851
2.25%, 01/12/29	400	367,992
2.35%, 01/08/27	70	67,632
3.50%, 02/15/28	217	211,249
4.40%, 09/05/29(a)	760	751,610
4.70%, 01/12/28	1,685	1,692,132
4.90%, 03/12/27	105	105,623
4.90%, 03/13/29(a)	525	529,017
5.13%, 07/07/28(a)	585	594,199
5.65%, 11/15/28(a)	503	519,516
Cummins Inc.
4.25%, 05/09/28(a)	100	100,145
4.90%, 02/20/29(a)	4,107	4,190,356
Ford Motor Credit Co. LLC
2.90%, 02/16/28	1,040	962,758
2.90%, 02/10/29	79	70,773
3.82%, 11/02/27	207	197,388
Security	Par (000)	Value
Auto Manufacturers (continued)
4.13%, 08/17/27	$935	$902,050
4.27%, 01/09/27	167	163,275
4.95%, 05/28/27	25	24,615
5.11%, 05/03/29	5	4,809
5.30%, 09/06/29	35	33,859
5.80%, 03/08/29	97	95,710
6.80%, 05/12/28	270	275,731
6.80%, 11/07/28	667	681,451
7.35%, 11/04/27	395	406,535
7.35%, 03/06/30	1,110	1,156,262
General Motors Co.
5.00%, 10/01/28(a)	16	16,005
5.63%, 04/15/30	225	226,926
6.80%, 10/01/27	30	31,108
General Motors Financial Co. Inc.
2.35%, 02/26/27	865	827,402
2.40%, 04/10/28	24	22,371
2.40%, 10/15/28	185	170,161
2.70%, 08/20/27	75	71,389
3.85%, 01/05/28	15	14,575
4.30%, 04/06/29	50	48,438
4.35%, 01/17/27	150	148,612
4.90%, 10/06/29	15	14,777
5.00%, 04/09/27	1,190	1,191,708
5.35%, 01/07/30	700	700,399
5.45%, 07/15/30	225	225,378
5.55%, 07/15/29	57	57,596
5.65%, 01/17/29	15	15,205
5.80%, 06/23/28	35	35,731
5.80%, 01/07/29	189	193,092
5.85%, 04/06/30(a)	1,205	1,230,616
6.00%, 01/09/28	385	394,630
Honda Motor Co. Ltd., 2.53%, 03/10/27	65	62,832
Toyota Motor Corp., 5.12%, 07/13/28	145	148,206
Toyota Motor Credit Corp.
1.15%, 08/13/27	1,055	986,330
1.90%, 04/06/28	80	74,955
3.05%, 01/11/28	35	33,901
3.20%, 01/11/27	115	112,984
3.65%, 01/08/29	20	19,464
4.45%, 06/29/29	47	47,000
4.55%, 09/20/27	1,280	1,285,855
4.55%, 08/09/29	77	77,142
4.63%, 01/12/28	68	68,512
4.80%, 05/15/30	375	377,382
4.95%, 01/09/30(a)	100	101,521
5.05%, 05/16/29	60	61,276
5.25%, 09/11/28	82	84,230
5.45%, 11/10/27	40	41,016
Series B, 5.00%, 03/19/27	5	5,060
		23,528,323
Auto Parts & Equipment — 0.4%
Aptiv PLC, 4.35%, 03/15/29	900	879,117
Aptiv PLC/Aptiv Global Financing DAC, 4.65%, 09/13/29(a)	792	779,470
BorgWarner Inc.
2.65%, 07/01/27(a)	610	585,973
4.95%, 08/15/29(a)	990	993,326
Lear Corp.
3.50%, 05/30/30	500	463,311
3.80%, 09/15/27	109	106,688

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
4.25%, 05/15/29	$549	$534,808
		4,342,693
Banks — 30.3%
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	250	248,201
4.42%, 12/16/26	250	250,631
4.62%, 12/16/29(a)	650	656,753
4.75%, 01/18/27	80	80,624
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29	200	204,709
6.14%, 09/14/28, (1-year CMT + 2.700%)(b)	509	523,898
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(b)	709	681,564
3.31%, 06/27/29	437	415,643
3.49%, 05/28/30	1,000	936,961
3.80%, 02/23/28	385	375,540
4.18%, 03/24/28, (1-year CMT + 2.000%)(b)	1,250	1,237,885
4.25%, 04/11/27	595	589,952
4.38%, 04/12/28	535	530,364
5.37%, 07/15/28, (1-year CMT + 0.950%)(b)	200	202,913
5.54%, 03/14/30, (1-year CMT + 1.450%)(b)	1,097	1,122,204
5.55%, 03/14/28, (1-year CMT + 1.250%)(b)	50	50,615
5.57%, 01/17/30	225	231,053
5.59%, 08/08/28	825	847,826
6.53%, 11/07/27, (1-year CMT + 1.650%)(b)	182	186,531
6.61%, 11/07/28	466	494,842
Bank of America Corp.
1.73%, 07/22/27, (1-day SOFR + 0.960%)(b)	2,598	2,512,911
2.09%, 06/14/29, (1-day SOFR + 1.060%)(b)	811	752,896
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(b)	1,085	979,486
2.55%, 02/04/28, (1-day SOFR + 1.050%)(b)	850	821,441
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(b)	498	461,314
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(b)	262	246,889
3.25%, 10/21/27	524	511,145
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(b)	2,185	2,120,298
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(b)	1,125	1,100,729
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(b)	1,940	1,907,153
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(b)	1,570	1,549,368
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(b)	1,055	1,029,120
4.25%, 10/22/26	300	298,744
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(b)	1,320	1,305,136
4.38%, 04/27/28, (1-day SOFR + 1.580%)(b)	1,065	1,059,943
4.62%, 05/09/29, (1-day SOFR + 1.110%)(b)	1,365	1,364,985
4.95%, 07/22/28, (1-day SOFR + 2.040%)(b)	900	905,476
4.98%, 01/24/29, (1-day SOFR + 0.830%)(b)	1,105	1,115,983
5.16%, 01/24/31, (1-day SOFR + 1.000%)(b)	1,900	1,928,963
5.20%, 04/25/29, (1-day SOFR + 1.630%)(b)	1,235	1,255,021
5.82%, 09/15/29, (1-day SOFR + 1.570%)(b)	109	112,948
5.93%, 09/15/27, (1-day SOFR + 1.340%)(b)	235	238,618
6.20%, 11/10/28, (1-day SOFR + 1.990%)(b)	165	170,871
6.22%, 09/15/26	295	300,500
Security	Par (000)	Value
Banks (continued)
Series L, 4.18%, 11/25/27	$1,345	$1,332,870
Bank of America NA, 5.53%, 08/18/26	75	75,962
Bank of Montreal
1.25%, 09/15/26	1,201	1,153,495
2.65%, 03/08/27	85	82,540
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(b)	171	165,255
4.64%, 09/10/30, (1-day SOFR + 1.250%)(a)(b)	1,087	1,085,998
5.00%, 01/27/29, (1-day SOFR Index + 0.670%)(b)	255	257,640
5.20%, 02/01/28	769	783,947
5.27%, 12/11/26	110	111,294
5.37%, 06/04/27(a)	180	183,312
5.72%, 09/25/28	489	507,183
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(b)	75	74,929
Series H, 4.70%, 09/14/27	190	191,039
Bank of New York Mellon Corp. (The)
1.05%, 10/15/26(a)	77	73,715
1.65%, 07/14/28(a)	960	889,467
2.45%, 08/17/26	90	88,032
3.00%, 10/30/28	210	200,495
3.25%, 05/16/27	35	34,396
3.30%, 08/23/29(a)	368	350,509
3.40%, 01/29/28	172	168,556
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(b)	30	29,559
3.85%, 04/28/28	1,290	1,281,166
3.85%, 04/26/29	426	418,242
3.99%, 06/13/28, (1-day SOFR + 1.151%)(b)	20	19,837
4.54%, 02/01/29, (1-day SOFR + 1.169%)(b)	613	615,216
4.60%, 07/26/30, (1-day SOFR + 1.755%)(b)	680	680,497
4.94%, 02/11/31, (1-day SOFR + 0.887%)(b)	230	232,550
4.98%, 03/14/30, (1-day SOFR + 1.085%)(b)	550	559,339
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(b)	410	423,210
6.32%, 10/25/29, (1-day SOFR + 1.598%)(b)	135	142,759
Series J, 1.90%, 01/25/29	760	696,650
Bank of Nova Scotia (The)
1.30%, 09/15/26	1,723	1,658,009
1.35%, 06/24/26	1,901	1,841,530
1.95%, 02/02/27	283	272,423
2.70%, 08/03/26	2,513	2,464,117
2.95%, 03/11/27	248	241,870
4.40%, 09/08/28, (1-day SOFR + 1.000%)(b)	129	128,519
4.85%, 02/01/30	1,300	1,311,947
4.93%, 02/14/29, (1-day SOFR + 0.890%)(b)	350	352,573
5.13%, 02/14/31, (1-day SOFR + 1.070%)(b)	770	778,987
5.25%, 06/12/28(a)	15	15,382
5.35%, 12/07/26	355	359,312
5.40%, 06/04/27	317	323,070
5.45%, 08/01/29	2,401	2,474,711
Bank OZK, 2.75%, 10/01/31, (3-mo. CME Term SOFR + 2.090%)(b)	100	89,816
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(b)	2,420	2,334,167
4.34%, 01/10/28	100	99,168
4.84%, 05/09/28	975	976,753
4.94%, 09/10/30, (1-day SOFR + 1.560%)(b)	1,020	1,017,975
4.97%, 05/16/29(b)	829	832,715
5.09%, 02/25/29, (1-day SOFR + 0.960%)(b)	400	402,264

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.09%, 06/20/30(b)	$758	$754,032
5.37%, 02/25/31, (1-day SOFR + 1.230%)(b)	800	807,323
5.50%, 08/09/28, (1-year CMT + 2.650%)(b)	160	162,346
5.69%, 03/12/30, (1-day SOFR + 1.740%)(b)	1,233	1,264,022
6.49%, 09/13/29, (1-day SOFR + 2.220%)(b)	380	398,654
6.50%, 09/13/27, (1-day SOFR + 1.880%)(b)	200	204,182
7.39%, 11/02/28, (1-year CMT + 3.300%)(b)	250	264,537
BPCE SA, 3.38%, 12/02/26	175	172,211
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	46	44,509
3.45%, 04/07/27	352	345,987
4.51%, 09/11/27, (1-day SOFR + 0.930%)(b)	50	49,927
4.63%, 09/11/30, (1-day SOFR + 1.335%)(b)	249	247,759
4.86%, 01/13/28, (1-day SOFR + 0.720%)(b)	100	100,408
4.86%, 03/30/29, (1-day SOFR + 1.03%)(b)	325	326,762
5.00%, 04/28/28	672	682,711
5.25%, 01/13/31, (1-day SOFR + 1.105%)(b)	160	162,599
5.26%, 04/08/29(a)	1,150	1,177,658
5.62%, 07/17/26	45	45,569
5.99%, 10/03/28	795	830,782
Capital One NA
2.70%, 02/06/30	1,535	1,391,097
3.45%, 07/27/26	242	238,630
4.65%, 09/13/28	1,205	1,205,450
Citibank NA
4.84%, 08/06/29	298	301,703
4.91%, 05/29/30	915	923,132
5.49%, 12/04/26	20	20,289
5.80%, 09/29/28	716	745,299
Citigroup Inc.
1.46%, 06/09/27, (1-day SOFR + 0.770%)(b)	1,686	1,630,488
2.67%, 01/29/31, (1-day SOFR + 1.146%)(b)	620	560,895
2.98%, 11/05/30, (1-day SOFR + 1.422%)(b)	698	645,390
3.07%, 02/24/28, (1-day SOFR + 1.280%)(b)	1,430	1,391,299
3.20%, 10/21/26	60	58,935
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(b)	1,050	1,021,330
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(b)	310	303,109
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(b)	1,310	1,293,224
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(b)	1,044	1,013,722
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(b)	295	290,259
4.13%, 07/25/28	695	684,843
4.30%, 11/20/26	30	29,854
4.41%, 03/31/31, (1-day SOFR + 3.914%)(b)	1,500	1,467,449
4.45%, 09/29/27	1,165	1,159,552
4.54%, 09/19/30, (1-day SOFR + 1.338%)(b)	1,000	987,140
4.66%, 05/24/28, (1-day SOFR + 1.887%)(b)	710	709,845
4.79%, 03/04/29, (1-day SOFR + 0.870%)(b)	650	650,832
5.17%, 02/13/30, (1-day SOFR + 1.364%)(b)	200	202,628
5.59%, 11/19/34, (5-year CMT + 1.280%)(b)	650	650,839
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.000%)(b)	250	249,191
Citizens Financial Group Inc.
5.25%, 03/05/31, (1-day SOFR + 1.259%)(b)	275	275,440
5.84%, 01/23/30, (1-day SOFR + 2.010%)(b)	35	35,911
Security	Par (000)	Value
Banks (continued)
Comerica Inc.
4.00%, 02/01/29(a)	$276	$267,345
5.98%, 01/30/30, (1-day SOFR + 2.155%)(b)	39	39,650
Deutsche Bank AG/New York NY
2.31%, 11/16/27, (1-day SOFR + 1.219%)(b)	805	775,094
2.55%, 01/07/28, (1-day SOFR + 1.318%)(b)	690	665,091
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(b)	140	137,293
5.00%, 09/11/30, (1-day SOFR + 1.700%)(b)	1,965	1,957,294
5.30%, 05/09/31, (1-day SOFR + 1.720%)(b)	300	300,551
5.37%, 01/10/29, (1-day SOFR + 1.210%)(b)	220	222,411
5.41%, 05/10/29	384	395,302
5.71%, 02/08/28, (1-day SOFR + 1.594%)(b)	60	60,776
6.72%, 01/18/29, (1-day SOFR + 3.180%)(b)	190	198,240
6.82%, 11/20/29, (1-day SOFR + 2.510%)(b)	1,086	1,149,058
7.15%, 07/13/27, (1-day SOFR + 2.520%)(b)	220	225,182
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(a)(b)	78	74,827
2.55%, 05/05/27	10	9,629
3.95%, 03/14/28	72	71,039
4.06%, 04/25/28, (1-day SOFR + 1.355%)(b)	40	39,553
6.34%, 07/27/29, (1-day SOFR + 2.340%)(b)	655	685,087
Goldman Sachs Group Inc. (The)
1.54%, 09/10/27, (1-day SOFR + 0.818%)(b)	1,789	1,718,419
1.95%, 10/21/27, (1-day SOFR + 0.913%)(b)	2,819	2,715,307
2.60%, 02/07/30	1,510	1,379,777
2.64%, 02/24/28, (1-day SOFR + 1.114%)(b)	1,355	1,309,231
3.50%, 11/16/26	245	241,473
3.62%, 03/15/28, (1-day SOFR + 1.846%)(b)	1,460	1,433,600
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(b)	555	544,731
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(b)	736	720,237
3.85%, 01/26/27	1,194	1,184,377
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(b)	1,115	1,103,685
4.48%, 08/23/28, (1-day SOFR + 1.725%)(b)	390	388,671
4.69%, 10/23/30, (1-day SOFR + 1.135%)(b)	565	562,668
4.94%, 04/23/28, (1-day SOFR + 1.319%)(b)	150	150,664
5.05%, 07/23/30, (1-day SOFR + 1.210%)(b)	315	317,830
5.21%, 01/28/31, (1-day SOFR + 1.078%)(b)	940	953,721
5.22%, 04/23/31, (1-day SOFR + 1.580%)(b)	1,575	1,598,777
5.73%, 04/25/30, (1-day SOFR +1.265%)(b)	110	113,719
5.95%, 01/15/27(a)	235	241,117
6.48%, 10/24/29, (1-day SOFR + 1.770%)(b)	1,346	1,419,782
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.732%)(b)	383	359,824
2.21%, 08/17/29, (1-day SOFR + 1.285%)(b)	944	869,519
2.25%, 11/22/27, (1-day SOFR + 1.100%)(b)	360	346,796
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(b)	1,333	1,284,464
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(b)	480	474,403
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(b)	1,327	1,317,354
4.76%, 06/09/28, (1-day SOFR + 2.110%)(b)	1,278	1,276,810
4.90%, 03/03/29, (1-day SOFR + 1.030%)(b)	800	801,580
4.95%, 03/31/30	600	605,092
5.13%, 03/03/31, (1-day SOFR + 1.290%)(b)	550	550,984
5.24%, 05/13/31, (1-day SOFR + 1.570%)(b)	800	803,833
5.29%, 11/19/30, (1-day SOFR + 1.290%)(b)	1,237	1,248,685

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.55%, 03/04/30, (1-day SOFR + 1.460%)(b)	$240	$245,480
5.89%, 08/14/27, (1-day SOFR + 1.570%)(b)	331	335,108
6.16%, 03/09/29, (1-day SOFR + 1.970%)(b)	504	521,149
7.39%, 11/03/28, (1-day SOFR + 3.350%)(a)(b)	431	455,488
HSBC USA Inc., 5.29%, 03/04/27	128	129,870
Huntington Bancshares Inc./Ohio
2.55%, 02/04/30	625	565,212
4.44%, 08/04/28, (1-day SOFR + 1.970%)(b)	568	566,950
5.27%, 01/15/31, (1-day SOFR + 1.276%)(b)	595	601,543
6.21%, 08/21/29, (1-day SOFR + 2.020%)(b)	280	291,778
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(b)	1,743	1,738,456
4.87%, 04/12/28, (1-day SOFR + 0.720%)(b)	250	250,499
5.65%, 01/10/30	5	5,154
ING Groep NV
3.95%, 03/29/27	655	648,772
4.02%, 03/28/28, (1-day SOFR + 1.830%)(b)	236	233,543
4.05%, 04/09/29	560	548,868
4.55%, 10/02/28	428	427,418
4.86%, 03/25/29, (1-day SOFR + 1.010%)(b)	400	401,566
5.07%, 03/25/31, (1-day SOFR Index + 1.230%)(b)	1,100	1,106,629
5.34%, 03/19/30, (1-day SOFR + 1.440%)(b)	505	514,808
6.08%, 09/11/27, (1-day SOFR + 1.560%)(b)	240	244,205
JPMorgan Chase & Co.
1.47%, 09/22/27, (1-day SOFR + 0.765%)(b)	2,685	2,578,125
2.07%, 06/01/29, (1-day SOFR + 1.015%)(b)	178	165,526
2.18%, 06/01/28, (1-day SOFR + 1.890%)(b)	185	176,563
2.52%, 04/22/31, (1-day SOFR + 2.040%)(b)	2,000	1,806,121
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(b)	1,071	987,585
2.95%, 10/01/26	115	112,917
2.95%, 02/24/28, (1-day SOFR + 1.170%)(b)	544	529,446
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(b)	500	454,282
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(b)	5	4,865
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(b)	526	515,952
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(b)	710	685,612
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(b)	2,245	2,215,501
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(b)	105	103,342
4.13%, 12/15/26	452	450,032
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(b)	100	98,851
4.25%, 10/01/27(a)	178	178,000
4.32%, 04/26/28, (1-day SOFR + 1.560%)(b)	2,375	2,363,880
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(b)	1,635	1,623,442
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(b)	500	493,843
4.57%, 06/14/30, (1-day SOFR + 1.750%)(b)	1,010	1,005,163
4.60%, 10/22/30, (1-day SOFR + 1.040%)(b)	1,055	1,048,854
4.85%, 07/25/28, (1-day SOFR + 1.990%)(b)	315	316,573
4.92%, 01/24/29, (1-day SOFR + 0.800%)(b)	1,145	1,154,602
5.00%, 07/22/30, (1-day SOFR +1.125%)(b)	837	844,780
5.01%, 01/23/30, (1-day SOFR + 1.310%)(b)	706	714,532
Security	Par (000)	Value
Banks (continued)
5.04%, 01/23/28, (1-day SOFR + 1.190%)(b)	$77	$77,512
5.10%, 04/22/31, (1-day SOFR + 1.435%)(b)	905	918,276
5.14%, 01/24/31, (1-day SOFR + 1.010%)(b)	515	522,837
5.30%, 07/24/29, (1-day SOFR + 1.450%)(a)(b)	1,000	1,019,977
5.57%, 04/22/28, (1-day SOFR + 0.930%)(b)	15	15,276
5.58%, 04/22/30, (1-day SOFR +1.160%)(b)	1,317	1,359,977
6.07%, 10/22/27, (1-day SOFR + 1.330%)(b)	100	102,077
6.09%, 10/23/29, (1-day SOFR + 1.570%)(b)	875	914,370
7.63%, 10/15/26	110	114,671
8.00%, 04/29/27	382	406,761
JPMorgan Chase Bank NA, 5.11%, 12/08/26	50	50,561
KeyBank NA/Cleveland OH
5.85%, 11/15/27	176	180,504
6.95%, 02/01/28	227	238,687
KeyCorp, 4.10%, 04/30/28(a)	290	285,850
Lloyds Banking Group PLC
3.57%, 11/07/28(b)	383	372,601
3.75%, 01/11/27	200	197,571
3.75%, 03/18/28, (1-year CMT + 1.800%)(b)	130	127,875
4.38%, 03/22/28	25	24,853
4.55%, 08/16/28	1,103	1,098,063
5.09%, 11/26/28, (1-year CMT + 0.850%)(b)	210	211,896
5.46%, 01/05/28, (1-year CMT + 1.375%)(b)	130	131,467
5.72%, 06/05/30, (1-year CMT + 1.070%)(b)	1,186	1,223,668
5.87%, 03/06/29, (1-year CMT + 1.700%)(b)	260	267,691
5.99%, 08/07/27, (1-year CMT + 1.480%)(b)	436	442,019
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.780%)(b)	5	4,979
4.83%, 01/16/29, (1-day SOFR + 0.930%)(a)(b)	110	110,144
Manufacturers & Traders Trust Co., 4.70%, 01/27/28	5	5,019
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27, (1-year CMT + 0.750%)(b)	85	82,097
1.64%, 10/13/27, (1-year CMT + 0.670%)(b)	225	216,129
2.34%, 01/19/28, (1-year CMT + 0.830%)(b)	750	723,166
2.56%, 02/25/30	740	672,408
2.76%, 09/13/26	15	14,678
3.20%, 07/18/29	5	4,730
3.29%, 07/25/27(a)	605	590,607
3.74%, 03/07/29	86	83,732
3.96%, 03/02/28	550	543,971
4.08%, 04/19/28, (1-year CMT + 1.300%)(b)	1,164	1,152,334
5.02%, 07/20/28, (1-year CMT + 1.950%)(b)	410	413,460
5.16%, 04/24/31, (1-year CMT + 1.170%)(b)	200	202,790
5.20%, 01/16/31, (1-year CMT + 0.780%)(b)	385	391,296
5.24%, 04/19/29, (1-year CMT + 1.700%)(b)	380	386,354
5.26%, 04/17/30, (1-year CMT + 0.820%)(b)	215	218,920
5.35%, 09/13/28, (1-year CMT + 1.900%)(b)	410	416,758
5.42%, 02/22/29, (1-year CMT + 1.380%)(b)	480	489,889
Mizuho Financial Group Inc.
1.55%, 07/09/27, (1-year CMT + 0.750%)(b)	219	211,721
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.332%)(b)	1,500	1,351,495
2.84%, 09/13/26	20	19,583
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(b)	93	85,939
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(b)	640	600,359
3.17%, 09/11/27(a)	510	495,615
3.26%, 05/22/30, (1-year CMT + 1.250%)(b)	870	821,940

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.66%, 02/28/27	$50	$49,112
4.02%, 03/05/28(a)	515	509,415
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(b)	690	680,609
5.38%, 05/26/30, (1-year CMT + 1.120%)(b)	605	617,232
5.38%, 07/10/30, (1-year CMT + 1.080%)(b)	335	341,739
5.41%, 09/13/28, (1-year CMT + 2.050%)(b)	180	183,189
5.67%, 05/27/29, (1-year CMT + 1.500%)(b)	392	404,216
5.78%, 07/06/29, (1-year CMT + 1.650%)(b)	1,065	1,099,369
Morgan Stanley
1.51%, 07/20/27, (1-day SOFR + 0.858%)(b)	2,338	2,256,144
2.48%, 01/21/28, (1-day SOFR + 1.000%)(b)	1,760	1,699,587
2.70%, 01/22/31, (1-day SOFR + 1.143%)(b)	1,945	1,775,306
3.13%, 07/27/26	1,645	1,619,939
3.59%, 07/22/28(b)	590	576,513
3.63%, 01/20/27	225	222,317
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(b)	1,312	1,283,930
3.95%, 04/23/27	669	662,866
4.21%, 04/20/28, (1-day SOFR + 1.610%)(b)	630	625,474
4.35%, 09/08/26	251	249,959
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(b)	1,195	1,185,003
4.65%, 10/18/30, (1-day SOFR + 1.100%)(b)	1,508	1,497,724
4.99%, 04/12/29, (1-day SOFR + 1.380%)(b)	360	363,363
5.04%, 07/19/30, (1-day SOFR + 1.215%)(b)	933	941,933
5.12%, 02/01/29, (1-day SOFR + 1.730%)(b)	970	981,498
5.16%, 04/20/29, (1-day SOFR + 1.590%)(b)	144	146,002
5.17%, 01/16/30, (1-day SOFR + 1.450%)(b)	290	294,572
5.19%, 04/17/31, (1-day SOFR + 1.510%)(b)	1,525	1,546,985
5.23%, 01/15/31, (1-day SOFR + 1.108%)(b)	1,040	1,055,785
5.45%, 07/20/29, (1-day SOFR + 1.630%)(b)	280	286,476
5.65%, 04/13/28, (1-day SOFR +1.010%)(b)	10	10,183
5.66%, 04/18/30, (1-day SOFR + 1.260%)(b)	737	760,991
6.25%, 08/09/26	360	367,269
6.41%, 11/01/29, (1-day SOFR + 1.830%)(b)	435	458,530
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(b)	370	369,698
4.95%, 01/14/28, (1-day SOFR + 1.080%)(b)	10	10,056
4.97%, 07/14/28, (1-day SOFR + 0.930%)(b)	5	5,040
5.02%, 01/12/29, (1-day SOFR + 0.906%)(b)	585	590,774
5.50%, 05/26/28, (1-day SOFR + 0.865%)(b)	140	142,458
National Australia Bank Ltd./New York
4.79%, 01/10/29	25	25,400
4.90%, 06/13/28	525	534,903
4.90%, 01/14/30	250	255,456
4.94%, 01/12/28	285	290,201
National Bank of Canada
4.50%, 10/10/29	1,690	1,673,796
4.95%, 02/01/28, (1-day SOFR + 0.795%)(b)	340	341,425
5.60%, 07/02/27, (1-day SOFR + 1.036%)(b)	2,988	3,015,669
5.60%, 12/18/28	3,350	3,460,126
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(a)(b)	2,155	2,087,634
3.07%, 05/22/28, (1-year CMT + 2.550%)(b)	1,200	1,163,468
4.45%, 05/08/30(a)(b)	1,040	1,022,588
4.89%, 05/18/29(b)	249	249,922
4.96%, 08/15/30, (1-year CMT + 1.220%)(b)	280	280,620
5.08%, 01/27/30(b)	691	694,946
5.12%, 05/23/31, (1-year CMT + 1.050%)(b)	400	401,712
5.58%, 03/01/28, (1-year CMT + 1.100%)(b)	200	202,841
Security	Par (000)	Value
Banks (continued)
5.81%, 09/13/29, (1-year CMT + 1.950%)(b)	$520	$536,172
6.48%, 06/01/34, (5-year CMT + 2.200%)(b)	487	505,289
Northern Trust Corp.
3.38%, 05/08/32(b)	109	105,205
3.65%, 08/03/28(a)	5	4,912
4.00%, 05/10/27	45	44,846
PNC Bank NA
2.70%, 10/22/29	805	741,099
3.10%, 10/25/27	746	724,831
3.25%, 01/22/28	120	116,619
4.05%, 07/26/28	336	330,950
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	31	29,815
2.55%, 01/22/30	195	178,197
3.15%, 05/19/27	560	547,530
3.45%, 04/23/29	1,055	1,018,044
4.90%, 05/13/31, (1-day SOFR + 1.333%)(b)	450	450,643
5.10%, 07/23/27, (1-day SOFR + 0.796%)(b)	28	28,162
5.22%, 01/29/31, (1-day SOFR + 1.072%)(b)	540	548,257
5.30%, 01/21/28, (1-day SOFR + 1.342%)(b)	15	15,170
5.35%, 12/02/28, (1-day SOFR + 1.620%)(b)	1,197	1,218,222
5.49%, 05/14/30, (1-day SOFR + 1.198%)(b)	1,150	1,182,798
5.58%, 06/12/29, (1-day SOFR + 1.841%)(b)	1,063	1,093,436
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(b)	54	55,500
Regions Financial Corp.
1.80%, 08/12/28	525	480,080
5.72%, 06/06/30, (1-day SOFR +1.490%)(b)	40	40,920
Royal Bank of Canada
1.15%, 07/14/26	10	9,655
4.24%, 08/03/27	155	154,656
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(b)	270	268,789
4.72%, 03/27/28, (1-day SOFR Index + 0.810%)(b)	590	591,948
4.90%, 01/12/28(a)	1,555	1,576,741
4.95%, 02/01/29	975	992,742
4.97%, 08/02/30, (1-day SOFR + 1.000%)(b)	605	609,546
4.97%, 05/02/31, (1-day SOFR Index + 1.130%)(b)	575	579,429
5.07%, 07/23/27, (1-day SOFR + 0.790%)(b)	5	5,033
5.15%, 02/04/31, (1-day SOFR + 1.030%)(b)	225	228,268
5.20%, 08/01/28	1,020	1,043,734
6.00%, 11/01/27	811	840,569
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(b)	2,865	2,753,251
3.24%, 10/05/26	95	93,113
5.35%, 09/06/30, (1-day SOFR + 1.940%)(b)	790	794,452
5.47%, 03/20/29, (1-day SOFR + 1.610%)(b)	275	277,197
5.74%, 03/20/31, (1-day SOFR + 1.878%)(b)	275	278,022
6.17%, 01/09/30, (1-day SOFR + 2.500%)(b)	436	449,502
6.57%, 06/12/29, (1-day SOFR + 2.700%)(b)	32	33,202
Santander U.K. Group Holdings PLC
1.67%, 06/14/27, (1-day SOFR + 0.989%)(b)	301	290,849
2.47%, 01/11/28, (1-day SOFR + 1.220%)(b)	2,375	2,282,642
3.82%, 11/03/28(b)	10	9,722
4.86%, 09/11/30, (1-day SOFR Index + 1.554%)(b)	555	549,813
6.53%, 01/10/29, (1-day SOFR + 2.600%)(b)	200	207,559
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(b)	43	41,368

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.20%, 02/07/28, (1-day SOFR + 0.730%)(b)	$65	$62,656
2.40%, 01/24/30(a)	90	82,722
3.03%, 11/01/34, (1-day SOFR + 1.490%)(b)	493	449,366
3.15%, 03/30/31, (1-day SOFR + 2.650%)(b)	1,000	937,349
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(b)	165	163,274
4.73%, 02/28/30	300	301,517
4.83%, 04/24/30(a)	350	352,998
4.99%, 03/18/27	15	15,183
5.27%, 08/03/26(a)	40	40,375
5.68%, 11/21/29, (1-day SOFR + 1.484%)(b)	197	204,818
5.82%, 11/04/28, (1-day SOFR + 1.715%)(a)(b)	25	25,812
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	200	192,165
1.90%, 09/17/28	1,490	1,370,487
2.17%, 01/14/27	38	36,642
2.47%, 01/14/29	745	692,900
2.72%, 09/27/29	1,570	1,451,880
2.75%, 01/15/30(a)	2,395	2,201,023
3.01%, 10/19/26	151	148,004
3.04%, 07/16/29	1,295	1,217,332
3.35%, 10/18/27	685	668,270
3.36%, 07/12/27	450	440,690
3.45%, 01/11/27	105	103,408
3.54%, 01/17/28	350	342,212
3.94%, 07/19/28	715	704,334
4.31%, 10/16/28(a)	60	59,706
5.32%, 07/09/29	346	354,392
5.52%, 01/13/28	1,280	1,314,007
5.72%, 09/14/28	130	134,536
5.80%, 07/13/28	413	428,209
Synchrony Bank, 5.63%, 08/23/27	851	862,306
Synovus Bank, 5.63%, 02/15/28	129	129,505
Toronto-Dominion Bank (The)
1.20%, 06/03/26	634	613,744
1.25%, 09/10/26	3,480	3,340,852
1.95%, 01/12/27	80	76,929
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(b)	1,040	1,020,806
4.11%, 06/08/27	270	267,981
4.57%, 06/02/28	325	325,223
4.69%, 09/15/27	25	25,109
4.78%, 12/17/29	95	95,326
4.81%, 06/03/30	325	325,276
4.86%, 01/31/28	325	328,051
4.99%, 04/05/29	920	933,665
5.15%, 09/10/34, (5-year CMT + 1.500%)(b)	672	667,251
5.16%, 01/10/28	195	198,273
5.52%, 07/17/28	1,065	1,096,659
5.53%, 07/17/26	97	98,048
Truist Bank, 3.80%, 10/30/26	135	133,332
Truist Financial Corp.
1.13%, 08/03/27	35	32,709
1.89%, 06/07/29, (1-day SOFR + 0.862%)(a)(b)	845	780,866
3.88%, 03/19/29(a)	760	737,196
4.12%, 06/06/28, (1-day SOFR + 1.368%)(b)	15	14,878
4.87%, 01/26/29, (1-day SOFR + 1.435%)(b)	685	688,655
5.07%, 05/20/31, (1-day SOFR + 1.309%)(b)	550	552,877
5.44%, 01/24/30, (1-day SOFR + 1.620%)(b)	160	163,601
7.16%, 10/30/29, (1-day SOFR + 2.446%)(b)	707	760,826
Security	Par (000)	Value
Banks (continued)
U.S. Bancorp
2.22%, 01/27/28, (1-day SOFR + 0.730%)(b)	$25	$24,069
3.00%, 07/30/29	449	420,683
3.90%, 04/26/28	300	297,031
4.55%, 07/22/28, (1-day SOFR + 1.660%)(b)	320	319,705
4.65%, 02/01/29, (1-day SOFR + 1.230%)(b)	943	944,396
5.05%, 02/12/31, (1-day SOFR + 1.061%)(b)	350	352,646
5.10%, 07/23/30, (1-day SOFR + 1.250%)(b)	586	593,153
5.38%, 01/23/30, (1-day SOFR + 1.560%)(b)	256	261,884
5.78%, 06/12/29, (1-day SOFR + 2.020%)(b)	685	707,001
6.79%, 10/26/27, (1-day SOFR + 1.880%)(b)	96	98,847
Series X, 3.15%, 04/27/27	90	88,087
UBS AG/London
1.25%, 06/01/26	432	418,582
5.65%, 09/11/28	1,565	1,620,882
UBS AG/Stamford CT
1.25%, 08/07/26	242	233,113
4.86%, 01/10/28, (1-day SOFR + 0.720%)(b)	250	251,193
5.00%, 07/09/27	674	681,293
7.50%, 02/15/28	1,388	1,491,947
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(b)	3,415	3,268,300
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(b)	1,000	903,717
3.00%, 10/23/26	1,185	1,161,255
3.53%, 03/24/28, (1-day SOFR + 1.510%)(b)	440	431,435
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(b)	1,214	1,190,024
4.10%, 06/03/26	105	104,439
4.15%, 01/24/29	10	9,872
4.30%, 07/22/27	360	358,264
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(b)	50	49,175
4.81%, 07/25/28, (1-day SOFR + 1.980%)(b)	1,065	1,067,865
5.15%, 04/23/31, (1-day SOFR + 1.500%)(a)(b)	1,400	1,417,311
5.20%, 01/23/30, (1-day SOFR + 1.500%)(b)	55	55,920
5.24%, 01/24/31, (1-day SOFR + 1.110%)(b)	560	568,514
5.57%, 07/25/29, (1-day SOFR + 1.740%)(b)	60	61,550
5.71%, 04/22/28, (1-day SOFR +1.070%)(b)	35	35,647
6.30%, 10/23/29, (1-day SOFR + 1.790%)(b)	35	36,739
Westpac Banking Corp.
1.95%, 11/20/28	1,020	944,674
2.65%, 01/16/30	5	4,639
2.70%, 08/19/26	15	14,733
3.35%, 03/08/27	46	45,321
4.11%, 07/24/34, (5-year CMT + 2.000%)(b)	1,002	960,161
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(b)	690	683,065
4.60%, 10/20/26	85	85,452
5.05%, 04/16/29	353	361,874
5.46%, 11/18/27	20	20,570
5.54%, 11/17/28	55	57,276
		297,368,934
Beverages — 2.5%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29	769	779,654
Coca-Cola Co. (The)
1.00%, 03/15/28	271	250,324
1.45%, 06/01/27	4,654	4,430,114
1.50%, 03/05/28	92	85,934
2.13%, 09/06/29	60	55,326

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
2.90%, 05/25/27(a)	$491	$480,691
3.38%, 03/25/27	820	811,256
Constellation Brands Inc.
4.80%, 01/15/29	170	170,815
4.80%, 05/01/30	125	124,900
Diageo Capital PLC
2.38%, 10/24/29(a)	2,537	2,334,126
3.88%, 05/18/28	65	64,326
5.30%, 10/24/27(a)	3,028	3,091,454
5.38%, 10/05/26	676	683,609
Keurig Dr Pepper Inc.
2.55%, 09/15/26	20	19,513
3.43%, 06/15/27	1,780	1,743,532
3.95%, 04/15/29(a)	254	248,233
4.60%, 05/25/28	5	5,020
4.60%, 05/15/30	175	174,175
5.05%, 03/15/29	520	527,589
5.10%, 03/15/27(a)	15	15,141
Molson Coors Beverage Co., 3.00%, 07/15/26	6,048	5,946,874
PepsiCo Inc.
2.38%, 10/06/26	10	9,765
2.63%, 03/19/27	665	647,924
3.60%, 02/18/28	445	439,440
4.40%, 02/07/27	195	195,758
4.45%, 02/07/28	225	227,001
4.45%, 05/15/28	370	374,047
4.60%, 02/07/30	195	196,987
5.13%, 11/10/26	50	50,645
7.00%, 03/01/29(a)	5	5,472
		24,189,645
Biotechnology — 1.2%
Amgen Inc.
1.65%, 08/15/28	608	557,504
3.00%, 02/22/29	368	348,884
4.05%, 08/18/29	67	65,596
5.15%, 03/02/28	2,097	2,135,339
5.25%, 03/02/30	10	10,254
Biogen Inc., 2.25%, 05/01/30	2,500	2,217,519
Gilead Sciences Inc.
1.20%, 10/01/27	2,483	2,323,207
2.95%, 03/01/27	1,679	1,646,852
4.80%, 11/15/29	2,255	2,284,897
Illumina Inc., 5.75%, 12/13/27	50	51,014
		11,641,066
Building Materials — 2.3%
Carrier Global Corp.
2.49%, 02/15/27	2,060	1,996,286
2.72%, 02/15/30	1,750	1,610,696
CRH SMW Finance DAC
5.13%, 01/09/30(a)	935	950,132
5.20%, 05/21/29(a)	3,533	3,594,401
Fortune Brands Innovations Inc., 3.25%, 09/15/29(a)	2,580	2,422,917
Holcim Finance U.S. LLC, 4.95%, 04/07/30(c)	400	402,539
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, 04/19/29	733	756,098
Lennox International Inc.
1.70%, 08/01/27	1,206	1,130,993
5.50%, 09/15/28	1,150	1,180,204
Martin Marietta Materials Inc.
3.45%, 06/01/27	40	39,116
Security	Par (000)	Value
Building Materials (continued)
3.50%, 12/15/27	$16	$15,615
Series CB, 2.50%, 03/15/30(a)	600	545,965
Masco Corp.
1.50%, 02/15/28	370	340,688
3.50%, 11/15/27(a)	15	14,600
Owens Corning
3.40%, 08/15/26	1,010	995,026
3.50%, 02/15/30	630	595,503
3.95%, 08/15/29	756	732,689
5.50%, 06/15/27(a)	131	133,134
Trane Technologies Financing Ltd., 3.80%, 03/21/29(a)	2,385	2,342,756
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28(a)	2,736	2,683,976
		22,483,334
Chemicals — 1.7%
Air Products and Chemicals Inc., 4.60%, 02/08/29	15	15,151
Dow Chemical Co. (The), 4.80%, 11/30/28	1,004	1,010,981
DuPont de Nemours Inc., 4.73%, 11/15/28	276	279,255
Ecolab Inc.
1.65%, 02/01/27	2,827	2,710,806
2.70%, 11/01/26	4,679	4,577,288
3.25%, 12/01/27	1,570	1,533,303
4.30%, 06/15/28	45	45,122
5.25%, 01/15/28(a)	1,007	1,033,139
International Flavors & Fragrances Inc., 4.45%, 09/26/28	950	941,009
LYB International Finance II BV, 3.50%, 03/02/27	50	49,016
Nutrien Ltd.
4.00%, 12/15/26	54	53,514
4.20%, 04/01/29	961	945,668
4.50%, 03/12/27	175	174,879
4.90%, 03/27/28	1,078	1,088,931
5.20%, 06/21/27	35	35,438
PPG Industries Inc.
2.80%, 08/15/29	1,620	1,510,483
3.75%, 03/15/28	449	440,611
RPM International Inc., 4.55%, 03/01/29(a)	20	19,854
		16,464,448
Commercial Services — 0.7%
Automatic Data Processing Inc., 1.70%, 05/15/28	799	747,546
Block Financial LLC, 2.50%, 07/15/28	160	149,057
GXO Logistics Inc.
1.65%, 07/15/26	981	944,423
6.25%, 05/06/29(a)	451	462,044
RELX Capital Inc.
4.00%, 03/18/29	2,754	2,717,501
4.75%, 03/27/30	1,195	1,204,690
S&P Global Inc.
2.45%, 03/01/27	5	4,850
2.50%, 12/01/29(a)	611	563,241
2.70%, 03/01/29	110	103,572
2.95%, 01/22/27	9	8,822
4.25%, 05/01/29(a)	81	80,443
4.75%, 08/01/28	21	21,201
		7,007,390
Computers — 1.7%
Apple Inc.
1.20%, 02/08/28	2,110	1,956,853
2.90%, 09/12/27(a)	270	263,430

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
3.00%, 06/20/27	$302	$295,801
3.00%, 11/13/27	647	631,682
4.20%, 05/12/30	450	448,889
Dell International LLC/EMC Corp.
4.75%, 04/01/28	140	140,596
4.90%, 10/01/26	735	737,075
5.00%, 04/01/30	185	185,974
DXC Technology Co., 2.38%, 09/15/28	510	466,912
Hewlett Packard Enterprise Co.
4.40%, 09/25/27	125	124,796
4.45%, 09/25/26	2,276	2,272,643
4.55%, 10/15/29	2,295	2,276,162
5.25%, 07/01/28	807	821,894
HP Inc.
3.00%, 06/17/27	194	187,682
4.00%, 04/15/29	95	92,056
4.75%, 01/15/28	402	403,093
5.40%, 04/25/30	150	151,900
IBM International Capital Pte Ltd.
4.60%, 02/05/27	15	15,044
4.60%, 02/05/29	100	100,294
International Business Machines Corp.
1.70%, 05/15/27	122	116,094
1.95%, 05/15/30	600	529,266
3.30%, 01/27/27	49	48,182
3.50%, 05/15/29	836	806,536
4.15%, 07/27/27	224	222,941
4.50%, 02/06/28	205	206,224
4.65%, 02/10/28	275	276,969
4.80%, 02/10/30	435	438,852
6.22%, 08/01/27	70	72,760
6.50%, 01/15/28	80	84,182
NetApp Inc., 2.38%, 06/22/27(a)	1,265	1,208,810
Western Digital Corp., 2.85%, 02/01/29	815	744,692
		16,328,284
Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.
3.10%, 08/15/27	2,179	2,137,342
4.20%, 05/01/30	200	199,172
Conopco Inc., Series E, 7.25%, 12/15/26	70	73,022
Procter & Gamble Co. (The)
2.85%, 08/11/27	45	43,877
3.00%, 03/25/30	1,200	1,137,751
4.05%, 05/01/30	350	347,108
4.15%, 10/24/29	215	215,337
4.35%, 01/29/29	50	50,499
Unilever Capital Corp.
2.13%, 09/06/29	40	36,616
2.90%, 05/05/27	100	97,768
3.50%, 03/22/28	2,120	2,084,058
4.88%, 09/08/28	400	408,873
		6,831,423
Distribution & Wholesale — 0.4%
LKQ Corp., 5.75%, 06/15/28	3,775	3,869,890
Diversified Financial Services — 5.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	1,949	1,888,431
3.00%, 10/29/28	2,494	2,354,351
3.65%, 07/21/27	5	4,889
Security	Par (000)	Value
Diversified Financial Services (continued)
3.88%, 01/23/28	$245	$239,518
4.63%, 10/15/27	401	399,852
4.63%, 09/10/29	1,660	1,645,302
4.88%, 04/01/28	300	301,467
5.10%, 01/19/29(a)	904	912,598
5.75%, 06/06/28(a)	618	634,922
6.45%, 04/15/27	105	108,060
6.95%, 03/10/55, (5-year CMT + 2.720%)(b)	400	410,433
Air Lease Corp.
1.88%, 08/15/26	73	70,598
2.10%, 09/01/28	405	375,237
2.20%, 01/15/27	670	645,472
3.00%, 02/01/30(a)	770	713,749
3.25%, 10/01/29(a)	415	391,761
3.63%, 04/01/27	190	187,239
3.63%, 12/01/27	15	14,676
3.75%, 06/01/26	335	332,319
4.63%, 10/01/28	80	79,999
5.10%, 03/01/29	446	453,040
5.30%, 06/25/26	80	80,536
5.30%, 02/01/28(a)	1,195	1,217,725
5.85%, 12/15/27(a)	120	123,538
Aircastle Ltd., 4.25%, 06/15/26	1,313	1,303,342
Ally Financial Inc.
2.20%, 11/02/28	190	173,437
4.75%, 06/09/27(a)	730	730,925
6.85%, 01/03/30, (1-day SOFR + 2.282%)(b)	447	466,904
6.99%, 06/13/29, (1-day SOFR + 3.260%)(b)	40	41,790
American Express Co.
1.65%, 11/04/26	15	14,435
2.55%, 03/04/27	143	138,740
3.30%, 05/03/27	1,420	1,394,181
4.05%, 05/03/29(a)	380	377,631
4.73%, 04/25/29, (1-day SOFR + 1.260%)(a)(b)	725	729,136
5.02%, 04/25/31, (1-day SOFR + 1.440%)(b)	725	733,222
5.04%, 07/26/28, (1-day SOFR + 0.930%)(b)	180	182,061
5.09%, 01/30/31, (1-day SOFR Index + 1.020%)(b)	910	923,328
5.10%, 02/16/28, (1-day SOFR + 1.000%)(b)	60	60,560
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(b)	655	669,720
5.39%, 07/28/27, (1-day SOFR + 0.970%)(b)	55	55,479
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(b)	977	1,009,687
5.85%, 11/05/27	1,085	1,123,040
American Express Credit Corp., 3.30%, 05/03/27(a)	90	88,448
Brookfield Finance Inc.
3.90%, 01/25/28	648	636,576
4.25%, 06/02/26	201	200,182
4.35%, 04/15/30	250	244,040
4.85%, 03/29/29(a)	1,053	1,054,610
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(b)	210	201,926
3.27%, 03/01/30, (1-day SOFR + 1.790%)(b)	445	420,024
3.65%, 05/11/27	140	137,675
3.75%, 07/28/26	14	13,831
3.75%, 03/09/27(a)	160	157,947
3.80%, 01/31/28	74	72,541
4.10%, 02/09/27	784	777,780
4.93%, 05/10/28, (1-day SOFR + 2.057%)(b)	1,540	1,544,509
5.25%, 07/26/30, (1-day SOFR + 2.600%)(b)	60	60,577

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.46%, 07/26/30, (1-day SOFR +1.560%)(b)	$125	$127,342
5.47%, 02/01/29, (1-day SOFR + 2.080%)(b)	650	661,346
5.70%, 02/01/30, (1-day SOFR + 1.905%)(a)(b)	166	170,233
6.31%, 06/08/29, (1-day SOFR + 2.640%)(b)	368	383,269
7.15%, 10/29/27, (1-day SOFR + 2.440%)(b)	10	10,317
Cboe Global Markets Inc., 3.65%, 01/12/27	440	434,279
Charles Schwab Corp. (The)
2.00%, 03/20/28	945	890,324
2.45%, 03/03/27	120	116,209
3.20%, 01/25/28	210	204,390
3.30%, 04/01/27	245	240,716
4.00%, 02/01/29	10	9,905
5.64%, 05/19/29, (1-day SOFR + 2.210%)(b)	55	56,953
5.88%, 08/24/26	215	218,456
6.20%, 11/17/29, (1-day SOFR + 1.878%)(b)	200	211,414
Eaton Vance Corp., 3.50%, 04/06/27(a)	1,615	1,589,738
Intercontinental Exchange Inc.
3.10%, 09/15/27	10	9,741
3.75%, 09/21/28	6	5,878
4.00%, 09/15/27	295	292,642
4.35%, 06/15/29	535	533,699
Lazard Group LLC, 4.38%, 03/11/29	356	348,588
LPL Holdings Inc.
5.20%, 03/15/30	225	226,144
6.75%, 11/17/28	195	207,141
Mastercard Inc.
2.95%, 06/01/29	20	19,066
3.35%, 03/26/30	1,055	1,008,173
4.55%, 03/15/28	90	91,114
Nasdaq Inc.
3.85%, 06/30/26	73	72,564
5.35%, 06/28/28	1,299	1,332,358
Nomura Holdings Inc.
1.65%, 07/14/26	1,833	1,771,125
2.17%, 07/14/28	794	735,704
2.33%, 01/22/27	2,180	2,096,600
2.71%, 01/22/29	205	189,940
3.10%, 01/16/30(a)	555	512,662
5.59%, 07/02/27	200	203,014
5.61%, 07/06/29	655	671,099
5.84%, 01/18/28	200	205,090
6.07%, 07/12/28	200	207,703
ORIX Corp.
3.70%, 07/18/27	730	716,664
4.65%, 09/10/29(a)	274	273,295
5.00%, 09/13/27	95	95,788
Radian Group Inc., 4.88%, 03/15/27	495	493,964
Raymond James Financial Inc., 4.65%, 04/01/30	1,255	1,264,733
Synchrony Financial
3.70%, 08/04/26	1,029	1,013,760
3.95%, 12/01/27	473	459,935
5.15%, 03/19/29	1,035	1,026,160
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(a)(b)	571	578,917
Voya Financial Inc.
3.65%, 06/15/26	53	52,494
4.70%, 01/23/48(b)	56	52,864
		51,417,506
Electric — 5.4%
AEP Texas Inc.
3.95%, 06/01/28	1,883	1,843,613
Security	Par (000)	Value
Electric (continued)
5.45%, 05/15/29	$1,134	$1,161,101
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(d)	2,217	2,228,708
Atlantic City Electric Co., 4.00%, 10/15/28(a)	1,013	1,002,624
Avangrid Inc., 3.80%, 06/01/29	2,502	2,414,964
Baltimore Gas & Electric Co., 2.40%, 08/15/26	29	28,331
CMS Energy Corp., 3.45%, 08/15/27	76	74,287
Commonwealth Edison Co.
2.20%, 03/01/30	500	450,675
2.55%, 06/15/26	55	53,934
3.70%, 08/15/28	1,633	1,605,448
Series 122, 2.95%, 08/15/27	88	85,468
Connecticut Light and Power Co. (The)
4.65%, 01/01/29	1,120	1,126,874
4.95%, 01/15/30	200	203,047
Series A, 3.20%, 03/15/27	503	494,331
Dominion Energy Inc.
Series A, 6.88%, 02/01/55, (5-year CMT + 2.386%)(a)(b)	80	82,777
Series C, 3.38%, 04/01/30	700	657,165
Edison International
4.13%, 03/15/28(a)	98	94,254
5.25%, 11/15/28(a)	365	359,526
5.75%, 06/15/27(a)	816	820,908
6.25%, 03/15/30	330	334,336
6.95%, 11/15/29	35	36,309
Enel Americas SA, 4.00%, 10/25/26	1,309	1,298,362
Eversource Energy
2.90%, 03/01/27(a)	630	612,676
4.60%, 07/01/27	55	55,070
5.00%, 01/01/27	135	135,662
5.45%, 03/01/28(a)	195	199,273
5.95%, 02/01/29	799	830,199
Series M, 3.30%, 01/15/28	790	764,207
Series O, 4.25%, 04/01/29	435	427,800
Series U, 1.40%, 08/15/26	2,800	2,690,074
Exelon Corp.
2.75%, 03/15/27	5	4,853
5.15%, 03/15/28	720	732,574
5.15%, 03/15/29	1,223	1,246,258
FirstEnergy Transmission LLC, 4.55%, 01/15/30	1,170	1,158,448
Florida Power & Light Co., Series A, 3.30%, 05/30/27	15	14,713
Fortis Inc./Canada, 3.06%, 10/04/26	1,385	1,357,279
ITC Holdings Corp.
3.25%, 06/30/26	3,443	3,387,031
3.35%, 11/15/27	592	575,501
National Grid PLC, 5.60%, 06/12/28	2,856	2,937,973
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/29(a)	15	14,582
3.90%, 11/01/28(a)	10	9,802
4.85%, 02/07/29	15	15,174
4.95%, 02/07/30(a)	105	106,521
5.15%, 06/15/29	95	97,108
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	1,578	1,514,416
1.90%, 06/15/28	1,110	1,028,295
3.50%, 04/01/29	44	42,371
3.55%, 05/01/27(a)	25	24,558
3.80%, 03/15/82, (5-year CMT + 2.547%)(b)	291	276,043
4.63%, 07/15/27	5	5,015

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.80%, 12/01/77(b)	$250	$236,405
4.85%, 02/04/28	290	293,135
4.90%, 02/28/28	493	498,097
4.90%, 03/15/29	802	810,430
5.05%, 03/15/30(a)	345	350,063
5.65%, 05/01/79(b)	480	468,230
6.70%, 09/01/54, (5-year CMT + 2.364%)(b)	5	5,082
NSTAR Electric Co.
3.20%, 05/15/27	795	778,533
3.25%, 05/15/29	1,145	1,091,107
4.85%, 03/01/30	190	191,341
Ohio Power Co., Series P, 2.60%, 04/01/30	900	819,711
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28	112	109,573
4.30%, 05/15/28(a)	56	56,030
4.50%, 03/20/27(c)	225	225,463
4.65%, 11/01/29	230	231,053
5.75%, 03/15/29	25	26,035
Pacific Gas and Electric Co.
2.10%, 08/01/27	190	179,247
3.30%, 12/01/27	250	240,330
4.20%, 03/01/29	10	9,727
5.45%, 06/15/27	965	974,823
6.10%, 01/15/29	10	10,327
Public Service Electric & Gas Co.
2.45%, 01/15/30	15	13,715
3.65%, 09/01/28	5	4,894
3.70%, 05/01/28	50	49,228
Public Service Enterprise Group Inc.
4.90%, 03/15/30	195	196,292
5.20%, 04/01/29	1,359	1,387,387
5.85%, 11/15/27	3,370	3,473,907
5.88%, 10/15/28	778	809,153
San Diego Gas & Electric Co., 4.95%, 08/15/28	21	21,362
Sempra
3.25%, 06/15/27	35	34,064
3.70%, 04/01/29(a)	15	14,490
4.13%, 04/01/52, (5-year CMT + 2.868%)(b)	575	544,139
6.88%, 10/01/54, (5-year CMT + 2.789%)(b)	150	146,842
Southern California Edison Co.
2.85%, 08/01/29(a)	36	33,099
4.88%, 02/01/27	14	14,014
4.90%, 06/01/26	75	75,050
5.15%, 06/01/29	206	207,241
5.30%, 03/01/28	140	141,458
5.65%, 10/01/28	594	605,884
5.85%, 11/01/27	26	26,581
6.65%, 04/01/29	5	5,194
Series A, 4.20%, 03/01/29(a)	838	815,701
Series D, 4.70%, 06/01/27	30	29,902
		52,974,857
Electronics — 0.6%
Allegion PLC, 3.50%, 10/01/29	391	371,929
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27	625	609,441
Avnet Inc., 6.25%, 03/15/28	434	448,261
Flex Ltd., 4.88%, 06/15/29	63	62,754
Honeywell International Inc.
1.10%, 03/01/27	172	162,738
2.50%, 11/01/26	85	82,806
2.70%, 08/15/29(a)	476	444,637
4.25%, 01/15/29	256	254,919
Security	Par (000)	Value
Electronics (continued)
4.65%, 07/30/27	$135	$135,722
4.70%, 02/01/30	1,020	1,028,342
4.88%, 09/01/29	33	33,595
Hubbell Inc., 3.15%, 08/15/27	10	9,703
Jabil Inc., 4.25%, 05/15/27(a)	45	44,629
Keysight Technologies Inc.
3.00%, 10/30/29	1,970	1,832,096
4.60%, 04/06/27	37	37,049
Trimble Inc., 4.90%, 06/15/28	33	33,290
Vontier Corp., 2.40%, 04/01/28(a)	97	91,019
		5,682,930
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc., 6.35%, 08/18/28	166	173,499
Entertainment — 0.0%
Warnermedia Holdings Inc., 4.05%, 03/15/29	396	368,987
Environmental Control — 0.2%
Republic Services Inc., 3.95%, 05/15/28	10	9,903
Veralto Corp.
5.35%, 09/18/28	1,277	1,310,849
5.50%, 09/18/26	738	746,105
Waste Management Inc., 4.88%, 02/15/29	5	5,092
		2,071,949
Food — 2.3%
Ahold Finance USA LLC, 6.88%, 05/01/29	855	925,820
Conagra Brands Inc.
1.38%, 11/01/27	934	864,519
4.85%, 11/01/28	1,177	1,181,417
5.30%, 10/01/26	20	20,146
7.00%, 10/01/28	95	101,173
General Mills Inc.
2.88%, 04/15/30(a)	10	9,200
3.20%, 02/10/27	5,263	5,164,246
4.70%, 01/30/27	31	31,126
4.88%, 01/30/30	1,495	1,508,235
5.50%, 10/17/28	65	67,018
Hormel Foods Corp., 1.70%, 06/03/28	637	590,764
Ingredion Inc., 3.20%, 10/01/26	2,255	2,213,078
J.M. Smucker Co. (The), 5.90%, 11/15/28	85	89,066
Kellanova
3.40%, 11/15/27	2,125	2,081,330
4.30%, 05/15/28(a)	50	50,057
Kraft Heinz Foods Co.
3.75%, 04/01/30	205	196,163
3.88%, 05/15/27	406	401,235
4.63%, 01/30/29(a)	590	591,536
Kroger Co. (The)
2.65%, 10/15/26	156	152,265
3.70%, 08/01/27	1,753	1,726,296
4.50%, 01/15/29(a)	55	55,156
McCormick & Co. Inc./MD, 3.40%, 08/15/27(a)	2,660	2,599,797
Mondelez International Inc., 4.75%, 02/20/29	15	15,171
The Campbell's Co.
2.38%, 04/24/30	1,000	893,217
4.15%, 03/15/28	606	600,826
5.20%, 03/21/29(a)	798	811,847
		22,940,704
Forest Products & Paper — 0.0%
Suzano Austria GmbH
2.50%, 09/15/28	10	9,188

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Forest Products & Paper (continued)
6.00%, 01/15/29	$62	$63,225
Suzano International Finance BV, 5.50%, 01/17/27(a)	57	57,452
		129,865
Gas — 0.7%
National Fuel Gas Co.
4.75%, 09/01/28	5	4,970
5.50%, 10/01/26	30	30,232
5.50%, 03/15/30	140	142,770
NiSource Inc.
2.95%, 09/01/29	930	870,805
3.49%, 05/15/27	60	58,787
5.20%, 07/01/29	1,698	1,730,486
5.25%, 03/30/28(a)	85	86,619
6.95%, 11/30/54, (5-year CMT + 2.451%)(b)	160	163,616
ONE Gas Inc.
2.00%, 05/15/30	1,000	882,775
5.10%, 04/01/29	2,698	2,751,491
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29	115	110,190
Southern California Gas Co., 2.95%, 04/15/27(a)	68	66,267
Southwest Gas Corp., 3.70%, 04/01/28	5	4,863
		6,903,871
Health Care - Products — 0.4%
Agilent Technologies Inc.
2.75%, 09/15/29	5	4,638
3.05%, 09/22/26	987	969,399
4.20%, 09/09/27	65	64,637
Baxter International Inc., 2.27%, 12/01/28	10	9,226
Edwards Lifesciences Corp., 4.30%, 06/15/28	1,535	1,527,007
Solventum Corp., 5.40%, 03/01/29	63	64,287
Zimmer Biomet Holdings Inc.
4.70%, 02/19/27	170	170,316
5.05%, 02/19/30	165	167,518
5.35%, 12/01/28	617	633,028
		3,610,056
Health Care - Services — 3.3%
Centene Corp.
2.45%, 07/15/28	2,071	1,907,914
3.38%, 02/15/30	800	728,879
4.25%, 12/15/27	800	781,624
4.63%, 12/15/29	1,295	1,247,099
Cigna Group (The)
3.05%, 10/15/27	1,285	1,244,031
3.40%, 03/01/27	33	32,408
4.38%, 10/15/28	2,740	2,724,237
5.00%, 05/15/29	85	86,300
Elevance Health Inc.
2.88%, 09/15/29(a)	909	847,241
3.65%, 12/01/27	1,877	1,843,025
4.10%, 03/01/28(a)	695	688,866
4.50%, 10/30/26	121	120,983
4.75%, 02/15/30	690	692,291
5.15%, 06/15/29	1,642	1,672,594
HCA Inc.
3.13%, 03/15/27(a)	734	715,553
3.38%, 03/15/29	877	834,156
4.13%, 06/15/29	143	139,277
4.50%, 02/15/27	1,065	1,061,786
5.00%, 03/01/28	130	131,354
5.20%, 06/01/28(a)	410	415,860
Security	Par (000)	Value
Health Care - Services (continued)
5.25%, 03/01/30	$250	$253,831
5.38%, 09/01/26	527	529,369
5.63%, 09/01/28	170	173,809
Humana Inc.
1.35%, 02/03/27	80	76,180
3.13%, 08/15/29	600	558,718
3.70%, 03/23/29	660	633,767
3.95%, 03/15/27	55	54,598
5.75%, 03/01/28	260	266,850
5.75%, 12/01/28	326	336,616
ICON Investments Six DAC
5.81%, 05/08/27	20	20,333
5.85%, 05/08/29	590	604,469
IQVIA Inc.
5.70%, 05/15/28	598	608,390
6.25%, 02/01/29	715	742,021
Laboratory Corp. of America Holdings
2.95%, 12/01/29	5	4,650
3.60%, 09/01/27	814	799,773
4.35%, 04/01/30	300	294,439
Quest Diagnostics Inc.
4.20%, 06/30/29(a)	1,129	1,114,818
4.63%, 12/15/29	30	30,038
UnitedHealth Group Inc.
3.70%, 05/15/27(a)	900	886,935
2.95%, 10/15/27	1,305	1,259,523
3.38%, 04/15/27	69	67,599
3.45%, 01/15/27(a)	15	14,769
3.85%, 06/15/28	1,270	1,246,175
3.88%, 12/15/28	735	718,477
4.00%, 05/15/29	1,002	979,347
4.25%, 01/15/29	790	780,596
4.60%, 04/15/27	85	85,173
4.70%, 04/15/29	409	409,944
5.25%, 02/15/28	1,210	1,233,032
		32,699,717
Holding Companies - Diversified — 0.3%
North Haven Private Income Fund LLC, 5.75%, 02/01/30	2,500	2,470,842
Home Builders — 0.0%
Lennar Corp.
4.75%, 11/29/27	15	15,052
5.20%, 07/30/30	225	227,112
Meritage Homes Corp., 5.13%, 06/06/27(a)	30	30,261
Toll Brothers Finance Corp., 4.88%, 03/15/27	145	145,046
		417,471
Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27	458	441,279
4.40%, 03/15/29(a)	914	876,824
		1,318,103
Household Products & Wares — 1.0%
Avery Dennison Corp., 4.88%, 12/06/28	70	70,620
Church & Dwight Co. Inc., 3.15%, 08/01/27	15	14,625
Clorox Co. (The)
1.80%, 05/15/30	2,000	1,746,095
3.10%, 10/01/27	136	132,110
3.90%, 05/15/28	2,150	2,128,565
4.40%, 05/01/29	1,760	1,760,647

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Products & Wares (continued)
Kimberly-Clark Corp.
1.05%, 09/15/27	$3,815	$3,560,598
3.20%, 04/25/29	25	24,085
3.95%, 11/01/28	95	94,324
		9,531,669
Insurance — 1.4%
Aegon Ltd., 5.50%, 04/11/48(b)	615	611,083
Aon Corp.
4.50%, 12/15/28	60	60,065
8.21%, 01/01/27	435	457,488
Aon North America Inc., 5.15%, 03/01/29	39	39,769
Assurant Inc.
3.70%, 02/22/30	795	747,282
4.90%, 03/27/28	284	284,298
Athene Holding Ltd., 4.13%, 01/12/28	305	299,932
Axis Specialty Finance LLC
3.90%, 07/15/29	60	57,692
4.90%, 01/15/40, (5-year CMT + 3.186%)(b)	120	113,711
Axis Specialty Finance PLC, 4.00%, 12/06/27	30	29,478
Brighthouse Financial Inc., 3.70%, 06/22/27	30	29,303
CNO Financial Group Inc., 5.25%, 05/30/29	962	960,556
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(b)	55	53,484
Equitable Holdings Inc., 4.35%, 04/20/28	489	485,590
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29	1,580	1,472,933
Lincoln National Corp., 3.80%, 03/01/28	250	244,380
Manulife Financial Corp.
2.48%, 05/19/27	173	166,968
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(b)	282	277,681
Marsh & McLennan Companies Inc.
4.38%, 03/15/29	50	50,003
4.55%, 11/08/27	340	341,318
4.65%, 03/15/30	275	276,185
MetLife Inc., 4.55%, 03/23/30	550	553,596
MGIC Investment Corp., 5.25%, 08/15/28	35	34,723
Munich Re America Corp., Series B, 7.45%, 12/15/26	595	623,712
Principal Financial Group Inc.
3.10%, 11/15/26	68	66,583
3.70%, 05/15/29(a)	115	111,185
Prudential Financial Inc.
2.10%, 03/10/30(a)	1,500	1,352,868
3.88%, 03/27/28	1,112	1,100,196
4.50%, 09/15/47(a)(b)	384	375,810
5.70%, 09/15/48(a)(b)	781	779,936
Prudential Funding Asia PLC, 3.13%, 04/14/30(a)	800	752,586
Willis North America Inc.
2.95%, 09/15/29	16	14,904
4.50%, 09/15/28(a)	521	519,203
4.65%, 06/15/27	100	100,402
		13,444,903
Internet — 0.4%
Alibaba Group Holding Ltd., 3.40%, 12/06/27(a)	933	910,893
Amazon.com Inc.
1.65%, 05/12/28	95	88,827
3.15%, 08/22/27	220	215,488
3.45%, 04/13/29	85	83,169
4.55%, 12/01/27	1,250	1,263,200
Security	Par (000)	Value
Internet (continued)
Baidu Inc., 4.38%, 03/29/28	$455	$453,826
Booking Holdings Inc., 4.63%, 04/13/30	15	15,075
eBay Inc.
2.70%, 03/11/30	20	18,360
3.60%, 06/05/27(a)	463	456,032
		3,504,870
Iron & Steel — 0.2%
Nucor Corp.
3.95%, 05/01/28	842	835,441
4.30%, 05/23/27	115	115,044
Steel Dynamics Inc.
1.65%, 10/15/27(a)	15	14,011
5.00%, 12/15/26	1,379	1,378,082
		2,342,578
Leisure Time — 0.0%
Brunswick Corp./DE, 5.85%, 03/18/29(a)	10	10,167
Lodging — 0.3%
Choice Hotels International Inc., 3.70%, 12/01/29	400	374,032
Marriott International Inc./MD, 5.55%, 10/15/28	220	226,789
Sands China Ltd.
2.30%, 03/08/27(a)	545	518,478
2.85%, 03/08/29	297	269,328
5.40%, 08/08/28	1,046	1,043,547
		2,432,174
Machinery — 2.6%
ABB Finance USA Inc., 3.80%, 04/03/28(a)	2,645	2,620,547
Caterpillar Financial Services Corp.
1.10%, 09/14/27	55	51,262
1.15%, 09/14/26(a)	68	65,353
1.70%, 01/08/27	55	53,010
3.60%, 08/12/27	30	29,599
4.38%, 08/16/29(a)	200	199,961
4.40%, 10/15/27	80	80,225
4.40%, 03/03/28	175	175,773
4.45%, 10/16/26	30	30,093
4.50%, 01/07/27(a)	125	125,583
4.50%, 01/08/27	30	30,116
4.60%, 11/15/27	55	55,433
4.70%, 11/15/29	900	911,620
4.80%, 01/08/30	195	198,533
4.85%, 02/27/29	245	249,253
CNH Industrial Capital LLC
1.45%, 07/15/26	2,070	1,994,952
4.50%, 10/08/27	45	44,903
4.55%, 04/10/28	505	503,611
4.75%, 03/21/28	165	165,304
5.10%, 04/20/29(a)	1,515	1,533,779
5.50%, 01/12/29	712	730,160
CNH Industrial NV, 3.85%, 11/15/27	2,087	2,063,628
IDEX Corp., 4.95%, 09/01/29	205	206,416
Ingersoll Rand Inc.
5.18%, 06/15/29	5	5,095
5.40%, 08/14/28	6	6,161
John Deere Capital Corp.
1.30%, 10/13/26	116	111,379
1.50%, 03/06/28	708	658,130
1.70%, 01/11/27	20	19,206
1.75%, 03/09/27	78	74,691
2.25%, 09/14/26	40	38,953

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
2.35%, 03/08/27	$60	$58,066
2.80%, 07/18/29(a)	162	152,754
3.05%, 01/06/28	45	43,748
3.35%, 04/18/29	15	14,497
3.45%, 03/07/29(a)	77	74,637
4.15%, 09/15/27	46	45,926
4.50%, 01/08/27	260	261,380
4.50%, 01/16/29	346	348,376
4.65%, 01/07/28	135	136,762
4.75%, 01/20/28(a)	777	787,679
4.85%, 03/05/27	43	43,448
4.85%, 06/11/29	363	370,075
4.90%, 06/11/27(a)	10	10,136
4.90%, 03/03/28	585	596,231
4.95%, 07/14/28	1,278	1,304,050
5.15%, 09/08/26	30	30,325
nVent Finance SARL, 4.55%, 04/15/28	10	9,963
Oshkosh Corp.
3.10%, 03/01/30	1,760	1,620,804
4.60%, 05/15/28	2,499	2,488,431
Otis Worldwide Corp., 5.25%, 08/16/28	145	148,667
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	35	34,411
4.70%, 09/15/28(a)	30	30,083
4.90%, 05/29/30	225	226,275
Xylem Inc./New York
1.95%, 01/30/28	1,026	965,250
3.25%, 11/01/26(a)	2,271	2,232,463
		25,067,166
Manufacturing — 0.8%
3M Co.
2.25%, 09/19/26	523	508,541
2.38%, 08/26/29	1,575	1,449,083
2.88%, 10/15/27(a)	2,685	2,590,036
3.38%, 03/01/29(a)	581	558,051
3.63%, 09/14/28	85	83,010
4.80%, 03/15/30	675	680,155
Pentair Finance SARL, 4.50%, 07/01/29	2,145	2,113,001
Teledyne Technologies Inc., 2.25%, 04/01/28	5	4,716
Textron Inc.
3.38%, 03/01/28	10	9,671
3.65%, 03/15/27	30	29,522
		8,025,786
Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29(a)	1,440	1,315,878
3.75%, 02/15/28	500	487,627
4.20%, 03/15/28	220	217,255
5.05%, 03/30/29	44	44,177
6.10%, 06/01/29	15	15,611
Comcast Corp.
2.35%, 01/15/27	15	14,533
3.15%, 02/15/28	540	524,015
3.30%, 04/01/27	24	23,560
4.15%, 10/15/28	30	29,815
4.55%, 01/15/29	79	79,490
5.10%, 06/01/29	220	225,675
5.35%, 11/15/27	195	199,661
Security	Par (000)	Value
Media (continued)
Discovery Communications LLC
3.63%, 05/15/30	$2,300	$2,033,328
3.95%, 03/20/28	169	161,278
4.13%, 05/15/29	80	74,348
FactSet Research Systems Inc., 2.90%, 03/01/27	442	428,482
Fox Corp., 4.71%, 01/25/29	56	56,134
Paramount Global
2.90%, 01/15/27	857	831,511
3.38%, 02/15/28	300	288,536
4.20%, 06/01/29	200	193,292
TWDC Enterprises 18 Corp., 2.95%, 06/15/27(a)	60	58,686
Walt Disney Co. (The)
2.20%, 01/13/28	997	952,853
3.70%, 03/23/27(a)	30	29,870
		8,285,615
Mining — 0.0%
Kinross Gold Corp., 4.50%, 07/15/27	25	24,951
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26	1,167	1,131,604
Oil & Gas — 1.8%
APA Corp., 4.25%, 01/15/30(c)	20	18,712
BP Capital Markets America Inc.
4.87%, 11/25/29	345	349,767
5.02%, 11/17/27	60	60,932
BP Capital Markets PLC
3.28%, 09/19/27	50	48,862
3.72%, 11/28/28	5	4,885
Chevron USA Inc.
4.41%, 02/26/27	125	125,803
4.48%, 02/26/28	325	328,092
4.69%, 04/15/30	325	329,161
ConocoPhillips Co.
4.70%, 01/15/30	590	592,968
6.95%, 04/15/29	175	189,800
Devon Energy Corp.
5.25%, 10/15/27	82	81,985
5.88%, 06/15/28	59	59,076
Diamondback Energy Inc.
3.25%, 12/01/26	5	4,904
3.50%, 12/01/29	40	37,853
5.15%, 01/30/30	705	713,414
EQT Corp.
3.90%, 10/01/27(a)	1,100	1,080,726
5.00%, 01/15/29(a)	455	455,029
5.70%, 04/01/28	108	110,314
7.00%, 02/01/30	300	321,350
Hess Corp.
4.30%, 04/01/27(a)	2,385	2,375,895
7.88%, 10/01/29	470	526,335
Marathon Petroleum Corp., 5.15%, 03/01/30	230	232,337
Occidental Petroleum Corp.
5.00%, 08/01/27	300	300,044
5.20%, 08/01/29	125	123,938
8.50%, 07/15/27	10	10,571
Ovintiv Inc., 5.65%, 05/15/28	1,572	1,602,300
Phillips 66, 3.90%, 03/15/28	546	537,693
Phillips 66 Co.
3.55%, 10/01/26	98	96,679
3.75%, 03/01/28	360	352,655

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Shell International Finance BV
2.50%, 09/12/26(a)	$45	$44,100
3.88%, 11/13/28(a)	790	783,327
TotalEnergies Capital International SA
2.83%, 01/10/30(a)	700	657,799
3.46%, 02/19/29	1,320	1,283,301
TotalEnergies Capital SA, 3.88%, 10/11/28	1,441	1,427,222
Valero Energy Corp.
2.15%, 09/15/27	90	85,190
3.40%, 09/15/26	155	152,816
4.00%, 04/01/29	23	22,432
5.15%, 02/15/30	315	318,617
Woodside Finance Ltd., 5.40%, 05/19/30	2,000	2,004,267
		17,851,151
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26(a)	1,025	988,716
3.34%, 12/15/27	175	171,166
		1,159,882
Packaging & Containers — 0.1%
Amcor Finance USA Inc., 4.50%, 05/15/28	10	9,935
Amcor Group Finance PLC, 5.45%, 05/23/29	20	20,371
Berry Global Inc., 5.50%, 04/15/28	10	10,180
WRKCo Inc.
3.38%, 09/15/27	50	48,608
3.90%, 06/01/28	299	292,787
4.90%, 03/15/29(a)	107	107,520
		489,401
Pharmaceuticals — 2.4%
AbbVie Inc.
2.95%, 11/21/26	230	225,493
3.20%, 11/21/29	320	303,569
4.65%, 03/15/28	600	606,013
4.88%, 03/15/30	2,000	2,033,420
Astrazeneca Finance LLC
1.75%, 05/28/28	1,318	1,229,247
4.85%, 02/26/29	152	154,504
4.88%, 03/03/28	280	285,242
AstraZeneca PLC
3.13%, 06/12/27	20	19,614
4.00%, 01/17/29	150	148,656
Becton Dickinson & Co., 4.87%, 02/08/29	100	100,641
Bristol-Myers Squibb Co.
1.13%, 11/13/27	380	353,472
3.90%, 02/20/28	35	34,748
4.90%, 02/22/27	10	10,116
4.90%, 02/22/29(a)	70	71,317
Cardinal Health Inc.
3.41%, 06/15/27	20	19,607
4.70%, 11/15/26(a)	160	160,317
5.00%, 11/15/29	2,185	2,210,197
5.13%, 02/15/29(a)	1,100	1,120,364
Cencora Inc., 4.85%, 12/15/29	280	282,226
CVS Health Corp.
1.30%, 08/21/27(a)	145	134,810
3.63%, 04/01/27	30	29,493
4.30%, 03/25/28	2,184	2,159,194
5.00%, 01/30/29	43	43,297
6.25%, 06/01/27(a)	95	97,912
Security	Par (000)	Value
Pharmaceuticals (continued)
Eli Lilly & Co.
4.55%, 02/12/28	$350	$353,866
4.75%, 02/12/30	350	355,666
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	319	316,251
4.50%, 04/15/30	600	599,632
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	45	43,366
Johnson & Johnson, 4.50%, 03/01/27(a)	400	403,207
McKesson Corp.
4.65%, 05/30/30	300	300,401
4.90%, 07/15/28	505	513,064
Merck & Co. Inc.
1.70%, 06/10/27	10	9,541
1.90%, 12/10/28	25	23,101
3.40%, 03/07/29	49	47,466
4.05%, 05/17/28	385	384,909
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	106	111,809
Novartis Capital Corp.
3.10%, 05/17/27	25	24,562
3.80%, 09/18/29	350	344,194
Pfizer Inc.
3.00%, 12/15/26	20	19,683
3.45%, 03/15/29	27	26,240
3.60%, 09/15/28	45	44,284
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28(a)	941	946,159
Pharmacia LLC, 6.60%, 12/01/28	15	16,044
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26(a)	29	28,548
Viatris Inc., 2.30%, 06/22/27	170	160,984
Zoetis Inc.
2.00%, 05/15/30	2,000	1,776,028
3.00%, 09/12/27	3,355	3,261,486
3.90%, 08/20/28	1,285	1,269,302
		23,213,262
Pipelines — 3.5%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	3,042	2,915,280
5.13%, 06/30/27	2,242	2,259,557
Cheniere Energy Inc., 4.63%, 10/15/28	2,550	2,524,837
DCP Midstream Operating LP, 5.63%, 07/15/27	15	15,275
Enbridge Inc.
1.60%, 10/04/26	125	120,206
3.13%, 11/15/29	615	574,719
3.70%, 07/15/27(a)	305	300,132
4.25%, 12/01/26	135	134,390
5.25%, 04/05/27	25	25,295
5.30%, 04/05/29	650	664,324
5.90%, 11/15/26	107	108,790
6.00%, 11/15/28	1,118	1,168,265
7.38%, 03/15/55, (5-year CMT + 3.122%)(a)(b)	150	152,742
Energy Transfer LP
4.40%, 03/15/27	95	94,651
5.25%, 07/01/29	50	50,840
5.55%, 02/15/28	800	819,375
Enterprise Products Operating LLC
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.832%)(a)(b)	426	414,913
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(b)	494	486,546

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Kinder Morgan Inc.
1.75%, 11/15/26	$273	$262,269
4.30%, 03/01/28	1,312	1,307,882
5.00%, 02/01/29	1,106	1,118,599
5.10%, 08/01/29(a)	1,406	1,425,760
5.15%, 06/01/30	110	111,099
MPLX LP
4.00%, 03/15/28	435	428,890
4.13%, 03/01/27	90	89,307
4.25%, 12/01/27	25	24,813
4.80%, 02/15/29	5	5,016
Northwest Pipeline LLC, 4.00%, 04/01/27	40	39,562
ONEOK Inc.
3.10%, 03/15/30	625	577,170
3.40%, 09/01/29	1,077	1,017,154
4.00%, 07/13/27	1,602	1,583,319
4.25%, 09/24/27	45	44,712
4.35%, 03/15/29	769	756,492
4.40%, 10/15/29	670	659,663
4.55%, 07/15/28(a)	110	109,620
5.38%, 06/01/29	936	951,164
5.55%, 11/01/26(a)	275	278,109
5.65%, 11/01/28	540	556,158
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	40	39,645
5.00%, 03/15/27	85	85,389
Spectra Energy Partners LP, 3.38%, 10/15/26	201	197,502
Targa Resources Corp., 6.15%, 03/01/29	1,429	1,491,872
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	671	670,106
6.50%, 07/15/27	484	485,019
6.88%, 01/15/29	190	193,626
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27(a)	810	842,164
7.00%, 10/15/28	20	21,384
TransCanada PipeLines Ltd.
4.10%, 04/15/30	750	726,385
4.25%, 05/15/28	20	19,842
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28	5	4,942
Valero Energy Partners LP, 4.50%, 03/15/28(a)	6	5,989
Western Midstream Operating LP
4.05%, 02/01/30	1,080	1,026,725
4.50%, 03/01/28	613	603,532
4.65%, 07/01/26	215	214,400
4.75%, 08/15/28	193	191,623
6.35%, 01/15/29	849	882,062
Williams Companies Inc. (The)
3.75%, 06/15/27	60	59,133
4.80%, 11/15/29	825	829,931
4.90%, 03/15/29	1,090	1,100,070
5.30%, 08/15/28	5	5,113
		33,873,349
Real Estate — 0.2%
CBRE Services Inc.
4.80%, 06/15/30	175	173,982
5.50%, 04/01/29	977	1,003,831
Jones Lang LaSalle Inc., 6.88%, 12/01/28(a)	935	997,365
		2,175,178
Security	Par (000)	Value
Real Estate Investment Trusts — 5.1%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/27	$5	$4,950
American Tower Corp.
1.45%, 09/15/26	1,675	1,610,031
1.50%, 01/31/28	565	522,379
2.75%, 01/15/27	1,017	987,732
2.90%, 01/15/30	1,785	1,647,973
3.13%, 01/15/27	920	897,662
3.38%, 10/15/26	862	848,856
3.55%, 07/15/27	156	152,743
3.60%, 01/15/28	90	87,950
3.65%, 03/15/27	226	222,409
3.80%, 08/15/29	487	469,960
3.95%, 03/15/29	1,420	1,382,093
4.90%, 03/15/30	350	351,936
5.00%, 01/31/30	115	116,294
5.20%, 02/15/29	163	165,969
5.25%, 07/15/28	189	192,732
5.50%, 03/15/28	158	161,650
5.80%, 11/15/28	331	343,538
AvalonBay Communities Inc.
1.90%, 12/01/28(a)	775	711,689
2.90%, 10/15/26(a)	5	4,895
3.20%, 01/15/28	205	199,309
3.30%, 06/01/29	105	100,367
3.35%, 05/15/27	5	4,904
Boston Properties LP
2.75%, 10/01/26	15	14,593
2.90%, 03/15/30(a)	300	271,604
3.40%, 06/21/29	855	801,955
4.50%, 12/01/28	1,500	1,479,071
6.75%, 12/01/27	730	761,482
Brixmor Operating Partnership LP, 4.13%, 06/15/26	9	8,950
COPT Defense Properties LP, 2.00%, 01/15/29(a)	1,230	1,102,666
Crown Castle Inc.
1.05%, 07/15/26	569	545,705
2.90%, 03/15/27	1,552	1,505,110
3.10%, 11/15/29	154	143,387
3.65%, 09/01/27	688	672,072
3.80%, 02/15/28	2,970	2,901,040
4.00%, 03/01/27	209	206,653
4.30%, 02/15/29	440	431,672
4.80%, 09/01/28	715	714,457
4.90%, 09/01/29	179	179,320
5.00%, 01/11/28	851	856,003
5.60%, 06/01/29	1,071	1,099,745
Digital Realty Trust LP
3.60%, 07/01/29	3,951	3,799,703
3.70%, 08/15/27	1,109	1,091,482
4.45%, 07/15/28	1,577	1,571,097
5.55%, 01/15/28	265	271,392
DOC DR LLC
3.95%, 01/15/28	179	176,038
4.30%, 03/15/27	15	14,918
EPR Properties
4.50%, 06/01/27	385	380,933
4.75%, 12/15/26	500	497,343
Equinix Inc.
1.55%, 03/15/28	84	77,825
1.80%, 07/15/27	58	54,943
2.00%, 05/15/28	105	98,028

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.90%, 11/18/26	$117	$114,064
3.20%, 11/18/29	2,726	2,566,048
ERP Operating LP, 3.50%, 03/01/28	240	234,610
Essex Portfolio LP, 1.70%, 03/01/28	190	175,774
Federal Realty OP LP
3.20%, 06/15/29	45	42,348
3.25%, 07/15/27	1,365	1,324,008
5.38%, 05/01/28(a)	1,100	1,120,968
Healthpeak OP LLC
1.35%, 02/01/27(a)	525	498,184
2.13%, 12/01/28	785	720,766
3.00%, 01/15/30	136	125,829
3.50%, 07/15/29	40	38,152
Highwoods Realty LP
4.13%, 03/15/28	310	301,758
4.20%, 04/15/29(a)	20	19,207
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	100	92,806
Kilroy Realty LP, 4.75%, 12/15/28	55	53,949
LXP Industrial Trust, 6.75%, 11/15/28	10	10,522
Omega Healthcare Investors Inc.
4.50%, 04/01/27(a)	530	528,849
4.75%, 01/15/28	280	280,133
Piedmont Operating Partnership LP, 9.25%, 07/20/28	230	254,093
Prologis LP
2.13%, 04/15/27	25	24,036
2.25%, 04/15/30	20	17,964
3.25%, 06/30/26	15	14,812
3.38%, 12/15/27	625	611,498
3.88%, 09/15/28	80	78,885
4.00%, 09/15/28	63	62,227
4.38%, 02/01/29	7	7,003
4.88%, 06/15/28	754	764,659
Public Storage Operating Co.
1.95%, 11/09/28	25	23,104
3.39%, 05/01/29(a)	95	91,525
5.13%, 01/15/29(a)	10	10,262
Realty Income Corp.
3.40%, 01/15/28	260	253,610
3.65%, 01/15/28	15	14,729
4.75%, 02/15/29	10	10,045
Sabra Health Care LP, 5.13%, 08/15/26	147	146,775
Simon Property Group LP
1.75%, 02/01/28(a)	765	715,583
3.38%, 12/01/27	465	454,220
Store Capital LLC
4.50%, 03/15/28	130	127,634
4.63%, 03/15/29	10	9,740
5.40%, 04/30/30(c)	105	104,573
Ventas Realty LP
3.25%, 10/15/26	305	298,933
3.85%, 04/01/27	695	685,944
4.00%, 03/01/28	5	4,921
4.40%, 01/15/29	131	129,656
VICI Properties LP
4.75%, 02/15/28	270	270,296
4.75%, 04/01/28	50	49,977
Welltower OP LLC
2.05%, 01/15/29	520	477,294
2.70%, 02/15/27	2,165	2,109,224
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.10%, 01/15/30	$65	$61,012
4.13%, 03/15/29(a)	558	550,965
4.25%, 04/15/28	220	219,408
Weyerhaeuser Co.
4.00%, 11/15/29	5	4,873
4.00%, 04/15/30	500	483,513
6.95%, 10/01/27	126	132,425
		50,440,601
Retail — 2.0%
AutoZone Inc., 5.10%, 07/15/29(a)	225	229,129
Best Buy Co. Inc., 4.45%, 10/01/28(a)	3,812	3,809,791
Genuine Parts Co.
4.95%, 08/15/29(a)	300	302,745
6.50%, 11/01/28	5	5,286
Home Depot Inc. (The)
0.90%, 03/15/28	72	65,909
1.50%, 09/15/28	947	869,550
2.50%, 04/15/27	2,543	2,467,917
2.70%, 04/15/30	630	582,549
2.80%, 09/14/27	1,064	1,032,903
2.88%, 04/15/27	868	847,836
2.95%, 06/15/29	1,102	1,047,337
3.90%, 12/06/28	133	131,853
4.75%, 06/25/29	490	497,564
4.88%, 06/25/27	55	55,753
4.90%, 04/15/29	28	28,621
Lowe's Companies Inc.
1.30%, 04/15/28	42	38,623
3.10%, 05/03/27	1,032	1,008,799
3.35%, 04/01/27	1,871	1,838,516
3.65%, 04/05/29	594	576,343
4.50%, 04/15/30	1,000	998,076
6.50%, 03/15/29	35	37,406
McDonald's Corp.
4.60%, 05/15/30	175	175,466
4.80%, 08/14/28(a)	65	65,948
5.00%, 05/17/29	25	25,543
Starbucks Corp.
2.00%, 03/12/27	45	43,085
3.50%, 03/01/28	50	48,780
4.80%, 05/15/30	125	125,422
Target Corp.
1.95%, 01/15/27	1,734	1,675,455
2.35%, 02/15/30(a)	890	814,204
3.38%, 04/15/29	219	211,949
		19,658,358
Semiconductors — 3.0%
Applied Materials Inc.
3.30%, 04/01/27	340	334,916
4.80%, 06/15/29	2,597	2,648,469
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27	52	51,564
Broadcom Inc.
4.00%, 04/15/29(c)	10	9,816
4.15%, 02/15/28	210	208,935
4.35%, 02/15/30	30	29,632
4.75%, 04/15/29	20	20,152
5.05%, 07/12/29	45	45,814
5.05%, 04/15/30	855	868,740

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
Intel Corp.
1.60%, 08/12/28	$1,670	$1,521,356
2.45%, 11/15/29	383	346,387
3.15%, 05/11/27	67	65,152
3.75%, 03/25/27	459	452,345
3.75%, 08/05/27	1,138	1,117,442
3.90%, 03/25/30	210	201,049
4.00%, 08/05/29	718	696,218
4.88%, 02/10/28	408	411,275
Lam Research Corp., 4.00%, 03/15/29	1,846	1,820,710
Marvell Technology Inc.
2.45%, 04/15/28	185	174,422
4.88%, 06/22/28	83	83,331
5.75%, 02/15/29	360	371,950
NVIDIA Corp.
1.55%, 06/15/28	1,644	1,527,446
2.85%, 04/01/30(a)	1,340	1,260,126
3.20%, 09/16/26	3,665	3,623,676
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	650	665,878
NXP BV/NXP Funding LLC/NXP USA Inc.
3.15%, 05/01/27(a)	480	467,512
3.40%, 05/01/30	1,500	1,400,976
3.88%, 06/18/26(a)	435	431,641
4.30%, 06/18/29	637	624,639
4.40%, 06/01/27	380	379,459
Qualcomm Inc.
3.25%, 05/20/27	45	44,256
4.50%, 05/20/30(a)	225	225,484
Texas Instruments Inc.
1.13%, 09/15/26	312	300,161
2.25%, 09/04/29	1,087	1,000,906
2.90%, 11/03/27	620	602,438
4.50%, 05/23/30	225	225,692
4.60%, 02/08/27	161	162,036
4.60%, 02/15/28	1,930	1,952,724
4.60%, 02/08/29	1,553	1,570,172
TSMC Arizona Corp.
1.75%, 10/25/26	226	217,584
3.88%, 04/22/27	1,304	1,290,244
4.13%, 04/22/29	275	271,699
		29,724,424
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	480	442,258
3.48%, 12/01/27	770	749,545
5.35%, 01/15/30	100	101,611
		1,293,414
Software — 4.5%
Adobe Inc.
2.15%, 02/01/27	7,553	7,312,939
2.30%, 02/01/30	2,800	2,563,242
4.80%, 04/04/29	247	252,029
4.85%, 04/04/27	115	116,398
4.95%, 01/17/30	105	107,695
Atlassian Corp., 5.25%, 05/15/29	220	224,385
Autodesk Inc.
2.85%, 01/15/30	3,090	2,866,079
3.50%, 06/15/27	1,755	1,723,687
Broadridge Financial Solutions Inc.
2.90%, 12/01/29	1,529	1,414,063
Security	Par (000)	Value
Software (continued)
3.40%, 06/27/26	$4,458	$4,391,540
Cadence Design Systems Inc., 4.30%, 09/10/29	225	223,299
Concentrix Corp., 6.60%, 08/02/28(a)	267	280,174
Fidelity National Information Services Inc.
1.65%, 03/01/28	270	250,166
3.75%, 05/21/29	22	21,171
Fiserv Inc., 4.20%, 10/01/28	15	14,841
Intuit Inc.
1.35%, 07/15/27	225	211,974
5.13%, 09/15/28	1,130	1,160,901
5.25%, 09/15/26	303	306,332
Microsoft Corp.
2.40%, 08/08/26	3,754	3,680,610
3.30%, 02/06/27	4,665	4,611,349
Oracle Corp.
2.30%, 03/25/28	1,315	1,241,965
2.80%, 04/01/27	2,046	1,987,577
2.95%, 04/01/30	15	13,892
3.25%, 11/15/27	303	294,725
4.50%, 05/06/28	265	266,201
4.80%, 08/03/28	775	783,006
Roper Technologies Inc.
1.40%, 09/15/27(a)	385	359,662
4.50%, 10/15/29(a)	80	79,528
Salesforce Inc.
1.50%, 07/15/28	90	83,074
3.70%, 04/11/28	1,001	989,688
Synopsys Inc., 4.85%, 04/01/30	650	655,509
Take-Two Interactive Software Inc.
3.70%, 04/14/27	340	334,572
4.95%, 03/28/28	110	111,114
5.40%, 06/12/29	100	102,127
VMware LLC
1.40%, 08/15/26	2,788	2,684,356
1.80%, 08/15/28	77	70,503
3.90%, 08/21/27	216	213,082
4.65%, 05/15/27	406	406,646
Workday Inc.
3.50%, 04/01/27	764	751,059
3.70%, 04/01/29	492	476,487
		43,637,647
Telecommunications — 1.5%
AT&T Inc.
1.65%, 02/01/28	1,560	1,452,045
2.30%, 06/01/27	60	57,585
3.80%, 02/15/27	15	14,848
4.10%, 02/15/28	545	540,949
4.25%, 03/01/27	5	4,985
4.35%, 03/01/29	25	24,881
4.70%, 08/15/30	575	576,889
British Telecommunications PLC, 5.13%, 12/04/28	1,140	1,160,867
Cisco Systems Inc.
4.75%, 02/24/30	500	508,016
4.85%, 02/26/29	40	40,794
Juniper Networks Inc., 3.75%, 08/15/29	310	298,978
Nokia OYJ, 4.38%, 06/12/27(a)	2,490	2,470,758
Rogers Communications Inc.
2.90%, 11/15/26	811	790,423
3.20%, 03/15/27	552	539,753
5.00%, 02/15/29(a)	200	201,440

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
TELUS Corp.
2.80%, 02/16/27	$194	$188,281
3.70%, 09/15/27	165	161,814
T-Mobile USA Inc.
2.05%, 02/15/28	620	582,627
2.63%, 02/15/29	15	13,967
3.75%, 04/15/27	110	108,588
4.20%, 10/01/29	280	275,832
4.80%, 07/15/28	145	146,455
4.95%, 03/15/28	260	263,706
Verizon Communications Inc.
2.10%, 03/22/28	1,306	1,228,655
3.00%, 03/22/27	1,905	1,858,780
3.88%, 02/08/29	40	39,196
4.13%, 03/16/27	715	712,087
4.33%, 09/21/28	648	646,549
Vodafone Group PLC, 4.38%, 05/30/28	25	25,235
		14,934,983
Toys, Games & Hobbies — 0.3%
Hasbro Inc.
3.50%, 09/15/27	445	432,670
3.55%, 11/19/26	1,994	1,959,233
		2,391,903
Transportation — 1.5%
Canadian National Railway Co., 6.90%, 07/15/28(a)	652	700,628
Canadian Pacific Railway Co.
1.75%, 12/02/26	35	33,650
4.80%, 03/30/30(a)	300	302,130
CH Robinson Worldwide Inc., 4.20%, 04/15/28(a)	3,293	3,240,443
CSX Corp.
2.40%, 02/15/30(a)	200	182,692
3.25%, 06/01/27	40	39,183
3.80%, 03/01/28	65	64,133
4.25%, 03/15/29	80	79,477
JB Hunt Transport Services Inc., 4.90%, 03/15/30	800	804,910
Norfolk Southern Corp., 3.15%, 06/01/27	25	24,401
Ryder System Inc.
1.75%, 09/01/26	1,031	995,028
2.85%, 03/01/27	165	159,847
2.90%, 12/01/26	2,194	2,134,728
4.30%, 06/15/27(a)	460	457,010
4.85%, 06/15/30	175	173,914
4.90%, 12/01/29(a)	70	70,118
4.95%, 09/01/29	644	645,858
5.00%, 03/15/30	500	501,737
5.25%, 06/01/28	55	56,062
5.30%, 03/15/27(a)	165	167,010
5.38%, 03/15/29	1,532	1,566,310
5.50%, 06/01/29	677	694,321
5.65%, 03/01/28	145	148,940
6.30%, 12/01/28	470	493,522
Union Pacific Corp.
2.15%, 02/05/27	50	48,320
2.40%, 02/05/30	985	900,737
3.00%, 04/15/27	20	19,545
3.70%, 03/01/29	55	53,922
3.95%, 09/10/28	35	34,649
6.63%, 02/01/29	170	183,071
United Parcel Service Inc., 2.40%, 11/15/26	55	53,576
		15,029,872
Security	Par (000)	Value
Trucking & Leasing — 0.4%
GATX Corp.
3.25%, 09/15/26	$85	$83,352
3.50%, 03/15/28	1,690	1,641,121
3.85%, 03/30/27	40	39,403
4.55%, 11/07/28	196	195,002
4.70%, 04/01/29	1,522	1,520,356
5.40%, 03/15/27	55	55,602
		3,534,836
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26	55	52,842
3.38%, 01/20/27(a)	285	274,852
		327,694
Water — 0.1%
American Water Capital Corp.
2.95%, 09/01/27(a)	21	20,366
3.75%, 09/01/28	500	490,598
Essential Utilities Inc.
2.70%, 04/15/30	20	18,214
3.57%, 05/01/29	280	268,368
4.80%, 08/15/27	175	175,941
United Utilities PLC, 6.88%, 08/15/28(a)	10	10,663
		984,150
Total Long-Term Investments — 98.6% (Cost: $961,537,299)		967,271,440
	Shares
Short-Term Securities
Money Market Funds — 5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(e)(f)(g)	54,672,452	54,694,321
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	2,010,000	2,010,000
Total Short-Term Securities — 5.8% (Cost: $56,691,145)		56,704,321
Total Investments — 104.4% (Cost: $1,018,228,444)		1,023,975,761
Liabilities in Excess of Other Assets — (4.4)%		(43,131,742)
Net Assets — 100.0%		$980,844,019

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$53,277,598	$1,421,273 (a)	$—	$(1,925)	$(2,625)	$54,694,321	54,672,452	$31,221 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,130,000	—	(1,120,000)(a)	—	—	2,010,000	2,010,000	27,716	—
				$(1,925)	$(2,625)	$56,704,321		$58,937	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$967,271,440	$—	$967,271,440
Short-Term Securities
Money Market Funds	56,704,321	—	—	56,704,321
	$56,704,321	$967,271,440	$—	$1,023,975,761

Portfolio Abbreviation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate